As filed with the Securities and Exchange Commission on July 23, 2026
Securities Act File No. 333-232634

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549.

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. ☐

________________________________

Zacks Trust

(Exact Name of Registrant as Specified in Charter)

101 North Wacker Drive, Suite 1500, Chicago, IL 60606
(Address of Principal Executive Offices) (Zip Code)

312-265-9359
(Registrant’s Telephone Number, including Area Code)

Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801
(Name and Address of Agent for Service)

________________________________
With copy to:

Richard Cutshall Greenberg Traurig, LLP 114 15th Street, Suite 3300 Denver, CO 80202 303-572-6527 (phone) 720-904-7627 (fax)

________________________________

Title of securities being registered: Shares of a class of the Registrant

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares.

Approximate date of proposed public offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

COMBINED INFORMATION STATEMENT AND
PROSPECTUS FOR THE REORGANIZATION OF

Zacks All-Cap Core Fund	INTO	Zacks All-Cap Core ETF
Zacks Small-Cap Core Fund	INTO	Zacks Small-Cap Core ETF
(each a series of Zacks Trust)		(each a series of Zacks Trust)

And

STATEMENT OF ADDITIONAL INFORMATION
TO COMBINE INFORMATION STATEMENT AND PROSPECTUS

July 23, 2026

Zacks All-Cap Core Fund

Zacks Small-Cap Core Fund
each a series of

Zacks Trust

July 23, 2026

Dear Shareholder,

We are sending this information to you because you are a shareholder of the Zacks All-Cap Core Fund or Zacks Small-Cap Core Fund (each an “Existing Fund” and collectively, the “Existing Funds”), each a series of Zacks Trust (the “Trust”). We are pleased to announce that after careful consideration, Zacks Investment Management, Inc. (“Zacks”), the Existing Funds’ investment adviser, recommended, and the Board of Trustees of the Trust (the “Board”) approved, the reorganization of the Existing Funds, each a mutual fund, into the corresponding new series of the Trust, each an Exchange Traded Fund (each an “ETF”, and such ETFs, the “New Funds”) as identified in the table below (the “Reorganization”). Each of the New Funds are a series of the Trust.

Existing Fund	New Fund
Zacks All-Cap Core Fund	Zacks All-Cap Core ETF
Zacks Small-Cap Core Fund	Zacks Small-Cap Core ETF

In the Reorganization, your shares of each Existing Fund will be exchanged for shares of the corresponding New Fund, which will be exchange traded shares listed on Cboe BZX Exchange, Inc. The proposed Reorganization will result in a change to each Existing Fund’s expense ratio, risk profile, and purchase and redemption structure. The investment objective and principal investment strategies of each Existing Fund will remain the same. There are additional risks associated with ETFs that are discussed in more detail in the information statement.

Zacks serves as the adviser to the Existing Funds and will be the adviser to the New Funds. Zacks believes the shareholders of the Existing Funds will benefit from the Reorganization because, as an ETF:

•	The New Funds will have the same or lower expenses than the Existing Funds; the New Funds will operate at lower cost than the Existing Funds. Specifically, transfer agency fees, shareholder servicing fees, and state registration fees are reduced or eliminated for ETFs as compared to traditional mutual funds. There are some expenses specific to ETFs, including exchange listing fees and fees paid to the transfer agent and distributor exclusive to ETFs for services unique to ETF s. These fees are largely fixed and relatively low compared to the savings of other expenses incurred by traditional mutual funds.
•	The New Funds will have a more transparent structure with portfolio holdings being published each day.
•	The New Funds will allow shareholders to buy and sell shares throughout the day at market prices instead of only buying or selling at the end of the day at the Existing Funds’ net asset value. Buying or selling shares of the New Funds may involve paying a brokerage commission and costs attributable to the bid-ask spread of the market price. Additionally, prices on the exchange may be higher or lower than the New Funds’ net asset value, which means shareholders may pay more or receive less than NAV when they buy and sell shares of the New Funds. Shareholders will no longer redeem their shares for cash at a value determined at the close of the market.
•	The New Funds may have improved tax efficiency compared to the Existing Funds.

The Reorganization does not require your approval, and you are not being asked to vote. A Combined Information Statement and Prospectus (the “Information Statement”) containing information on the New Funds, reasons for the proposed Reorganization and benefits to the Existing Funds’ shareholders is enclosed. Also enclosed is the Statement of Additional Information to the Information Statement, which should be read in conjunction with the Information Statement and provides additional information about the Reorganization.

As further explained in the enclosed Information Statement, upon satisfaction of the conditions set forth in the Agreement and Plan of Reorganization, your current shares in your Existing Fund will be exchanged for shares of the corresponding New Fund, at the closing of the Reorganization. This exchange is expected to be a tax-free exchange for shareholders, except with respect to cash received for any fractional shares, which, generally would be taxable. You may purchase and redeem shares of the Existing Funds in the ordinary course until the last business day before the closing.

No sales loads, commissions or other transactional fees will be imposed on shareholders in connection with exchange of their shares.

The Reorganization will take effect on or about October 30, 2026. At that time, the shares of each Existing Fund that you currently own would, in effect, be exchanged for shares of the corresponding New Fund with the same net asset value as of October 30, 2026. The shares of the applicable New Fund will be transferred to your brokerage account. Some brokerage firms may not accept fractional shares; if that is the case, each Existing Fund will redeem your fractional share at net asset value immediately after effectuating the Reorganization, and distribute the cash value of the fractional share to you. If you do not have a brokerage account, the whole shares of the applicable New Fund and cash in lieu of fractional shares, if any, will be held by the New Funds’ transfer agent, Brown Brothers Harriman & Co., in an account at the New Funds’ custodian, Brown Brothers Harriman & Co., awaiting your instructions.

The Board, on behalf of each of the Existing Funds, has approved the proposed Reorganization, at the request of Zacks. Likewise, the Board has authorized the Reorganization on behalf of each of the New Funds. You should review the Information Statement carefully and retain it for future reference.

What are your options as a shareholder?

1.	Accept the Reorganization. When the Reorganization happens, your shares will be deposited into your brokerage account. (If you are a direct shareholder, see below).
2.	Redeem your shares in your Existing Fund. You can do this by calling your broker or calling the Funds at 1-888-453-4003. No sales loads will be imposed on you in connection with the redemption of your shares; however, your financial intermediary may charge commissions or other transactional fees, and there may be tax consequences if you redeem your shares in your Existing Fund.

If you do not wish for your Existing Fund shares to be converted to New Fund shares, you will need to redeem your shares.

You may hold your shares in a brokerage account, or you may hold your shares directly with the Fund. If you hold your shares in a brokerage account, you do not need to take any action unless you wish to redeem your shares.

ALTHOUGH NO SHAREHOLDER APPROVAL IS REQUIRED FOR THE REORGANIZATION, DIRECT SHAREHOLDERS MUST TAKE ACTION BEFORE RECEIVING THEIR NEW FUND SHARES.

You are a Direct Shareholder if you hold your Existing Fund shares directly with the Existing Fund. If you hold your Existing Fund shares through a brokerage account, you are NOT a direct shareholder.

 Direct shareholders must do one of the following:

1.       Transfer your shares to the broker dealer of your choice. We urge you to begin this process immediately if this is your preferred option. More information about how to complete such a transfer is provided below. This is the option that we recommend.

2.       Redeem your shares in any Existing Fund. You can do this by calling the Funds at 1-888-453-4003 or otherwise in accordance with the redemption procedures set forth in the applicable Existing Fund’s current prospectus.

If you are a direct shareholder and you fail to take any action, your shares will be converted into shares of the applicable New Fund, and the whole shares of the applicable New Fund and cash in lieu of fractional shares, if any, will be held by the New Funds’ transfer agent, Brown Brothers Harriman & Co., in an account at the New Funds’ custodian, Brown Brothers Harriman & Co., awaiting your instructions. You may provide instructions by calling the transfer agent at 1-888-453-4003.

THIS STEP IS ONLY REQUIRED FOR DIRECT SHAREHOLDERS. IF YOU ALREADY HOLD YOUR SHARES IN A BROKERAGE ACCOUNT, YOU CAN IGNORE THIS SECTION.

Are You a Direct Shareholder?

If you are a Direct Shareholder, that means that your Existing Fund shares are held by the Fund’s transfer agent.  If you receive quarterly statements from an Existing Fund, then you hold your shares directly. If your shares in an Existing Fund are listed as a position on a statement from your brokerage firm, then you already hold your shares in a brokerage account. If you are uncertain if you are a direct shareholder please call 1-888-453-4003, and ask if you are a direct shareholder. Additionally, if you hold your shares directly, you will receive separate communications from the transfer agent, including email, regular mail, express delivery and via telephone, regarding the steps you need to take to hold a New Fund’s shares after the Reorganization. As mentioned above, you have the same options to redeem your shares if you do not wish to hold shares of a New Fund. To redeem, please call the Existing Funds at 1-888-453-4003

Transferring Your Direct Shares to a Brokerage Account

Transferring your shares from the transfer agent to a brokerage account should be a simple process. If you have a brokerage account or a relationship with a brokerage firm, please talk to your broker and inform them that you would like to transfer a mutual fund position that you hold directly with the fund into your brokerage account. If you don’t have a brokerage account or a relationship with a brokerage firm, you will need to open an account. Brokerage firms may charge a fee for opening a brokerage account, although, most larger brokerage firms do not charge a fee.

We suggest you provide your broker with a copy of your quarterly statement from the Existing Funds. Your broker will require your account number with the Existing Funds, which can be found on your statement. Your broker will help you complete a form to initiate the transfer. Once you sign this form, your broker will submit the form to the transfer agent directly, and the shares will be transferred into your brokerage account.

The sooner you initiate the transfer, the better.  If you have any questions about this process or need assistance, call us at 1-888-453-4003.

Sincerely,

Mitch Zacks
President and Principal Executive Officer
Zacks Trust

QUESTIONS AND ANSWERS RELATING TO THE REORGANIZATION

While we encourage you to read the full text of the enclosed Information Statement, below is a brief overview of the proposal.

Q.	Has the Board approved the Reorganization?
A.	The Board of Trustees of the Trust (the “Board”) has determined that the reorganization (the “Reorganization”) of each of Zacks All-Cap Core Fund and Zacks Small-Cap Core Fund (each an “Existing Fund” and collectively, the “Existing Funds”) into each of the Zacks All-Cap Core ETF or Zacks All-Cap Core Fund and Zacks Small-Cap Core ETF (each a “New Fund” and collectively, the “New Funds”), respectively, is in the best interests of the shareholders of each Existing Fund.
Q.	What information did the Board consider when evaluating the Reorganization?
A.	The Board considered the Reorganization proposed by Zacks (“Zacks” or the “Advisor”) and approved the Reorganization with respect to the Existing Funds. In considering the Reorganization, the Board requested and received detailed information from the officers of the Trust, and representatives of Zacks, regarding the Conversion, including: (1) the reasons for and expected shareholder benefits of the Reorganization; (2) the investment objectives, investment strategies, and fundamental investment policies of the Existing Funds and the New Funds; (3) a comparison of the fees and expenses of the Existing Funds and the New Funds; (4) the proposed plan for ongoing management, distribution, and operation of the New Funds; (5) the management and business of Zacks and its affiliates; (6) the impacts of the Reorganization on the Existing Funds and shareholders of the Existing Funds, including shareholders that will not participate in the Reorganization; and (7) the specific terms of the Reorganization.
Q.	What will happen to my existing shares?
A.	Your shares of your Existing Fund will be exchanged for shares of the corresponding New Fund, which will be exchange traded shares listed on Cboe BZX Exchange, Inc. You will not pay any sales charges in connection with the Reorganization. Although the price of the shares of the New Funds may be different from the price of your current shares of the Existing Funds, the new shares you receive will have the same net asset value as your current shares immediately prior to the Reorganization so that the net asset value of your investment will remain exactly the same.
Q.	How do the investment objective and principal strategies of the Existing Funds and the New Funds compare?
A.	The investment objective and principal investment strategies of each Existing Fund and its corresponding New Fund are identical.
Q.	How do the principal risks of the Existing Funds and the New Funds compare?
A.	Each New Fund has some additional principal risks that relate to the New Fund’s structure as an ETF that, as a mutual fund, the Existing Funds do not have. These additional risks are discussed in more detail in the information statement in “Principal risks of Investing in the Funds – Additional Risks Associated with the New Funds.”
Q.	Will I incur any transaction costs as a result of the Reorganization?
A.	No. Shareholders will not incur any transaction costs, e.g., sales charges or redemption fees, as a result of the Reorganization.
Q.	What is the timetable for the Reorganization?
A.	The Reorganization is expected to occur on or about October 30, 2026.
Q.	Who will pay for the Reorganization?
A.	The expenses of the information statement, including legal expenses, accounting fees, printing, packaging and postage, will be paid by Zacks. The expenses associated with the Reorganization are estimated to be $115,000.
Q.	Will the Reorganization create a taxable event for me?

A.	The Reorganization is designed to be treated as tax-free reorganizations for U.S. federal income tax purposes. However, because some brokerage firms may not accept fractional shares, as part of the Reorganization, some Existing Fund shareholders will receive cash for any fractional shares that they would otherwise receive in the New Funds. The receipt of cash in respect of these fractional shares will be treated as if the shareholder received a fractional share in the corresponding New Fund (with a proportionate part of its total tax basis allocated to such fractional share), and then redeemed such fractional share in exchange for cash in a taxable transaction. Shareholders should consult their own tax advisors concerning the potential tax consequences of the Reorganization to them, including federal, state, local and foreign income and other tax consequences.
Q.	Will the Reorganization result in new or higher advisory fees for shareholders?
A.	The Reorganization will result in the same or lower advisory fee for shareholders. Each New Fund’s advisory fee is set forth below. The advisory fee for Zacks All-Cap Core Fund is 0.80% and the advisory fee for Zacks Small-Cap Core Fund is 0.90%.
New Fund	New Fund Advisory Fee
Zacks All-Cap Core ETF	0.44%
Zacks Small Cap Core ETF	0.44%

Q.	Will I still be able to buy and redeem my shares directly with the Funds at net asset value after the Reorganization?
A.	No. After the Reorganization, shares of the New Funds may only be bought and sold on the Cboe BZX Exchange, Inc. at market price through a broker dealer, who may charge a commission for such trades. The market price of the New Funds’ shares on the Cboe BZX Exchange, Inc. may differ from the New Funds’ daily net asset value and can be affected by market forces such as supply and demand, economic conditions and other factors, so the market price may be higher or lower than the net asset value, which means that shareholders may pay more or receive less than the New Funds’ net asset value when they buy or sell shares of the New Funds. Shares of the New Funds can be bought and sold throughout the day at market prices instead of only buying or selling at the end of the day at the Existing Funds’ net asset value.
Q.	Who should I call with questions about this Information Statement?
A.	If you have any questions about the Reorganization or Information Statement, please do not hesitate to call 1-888-453-4003.

NO ACTION ON YOUR PART IS REQUIRED TO EFFECT THE REORGANIZATION.

COMBINED INFORMATION STATEMENT/PROSPECTUS

[_______], 2026

FOR THE REORGANIZATION OF

Zacks All-Cap Core Fund Institutional Class Shares CZOVX	IN EXCHANGE FOR SHARES OF	Zacks All-Cap Core ETF ALLZ
Zacks Small-Cap Core Fund Institutional Class Shares ZSCIX Investor Class Shares ZSCCX		Zacks Small-Cap Core ETF ZCAP
(each a series of Zacks Trust)		(each a series of Zacks Trust)

c/o Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
1-888-453-4003

This Combined Information Statement and Prospectus (the “Information Statement”) is being furnished to shareholders of the Zacks All-Cap Core Fund and Zacks Small-Cap Core Fund (each an “Existing Fund” and collectively, the “Existing Funds”), each a series of Zacks Trust (the “Trust”), in connection with an Agreement and Plan of Reorganization (the “Reorganization Agreement”) by and between the Trust, on behalf of each Existing Fund, and the Trust, on behalf of each of the Zacks All-Cap Core ETF and Zacks Small-Cap Core ETF (each a “New Fund” and collectively, the “New Funds”), each a new series of the Trust.

The Reorganization Agreement provides that each Existing Fund will transfer all of its assets and liabilities to the corresponding New Fund. In exchange for the transfer of these assets and liabilities, each New Fund will simultaneously issue shares to the corresponding Existing Fund in an amount equal in value to the net asset value of the applicable Existing Fund’s shares as of the close of business on the business day preceding the foregoing transfers (the “Reorganization”). In the Reorganization, your shares of the Existing Funds will be exchanged for shares of the corresponding New Funds, which will be exchange traded shares listed on Cboe BZX Exchange, Inc. (the “Exchange”). These transfers are expected to occur on or about October 30, 2026 (the “Closing Date”). A copy of the Reorganization Agreement is attached as Exhibit A.

Immediately after the transfer of each Existing Fund’s assets and liabilities, each Existing Fund will make a liquidating distribution to its shareholders of the corresponding New Fund’s shares received, so that a holder of shares in each Existing Fund at the Closing Date of the Reorganization will receive a number of shares of the corresponding New Fund with the same net asset value as the shareholder had in the Existing Fund immediately before the Reorganization. At the Closing Date of the Reorganization, shareholders of each Existing Fund will become shareholders of a corresponding New Fund. The shares of each New Fund will be transferred to each shareholder’s brokerage account. Some brokerage firms may not accept fractional shares; if that is the case, the applicable Existing Fund will redeem your fractional share at net asset value immediately after effectuating the Reorganization, and distribute the cash value of the fractional share to you. If a shareholder does not have a brokerage account, the shares of the applicable New Fund will be held by the New Fund’s transfer agent, Brown Brothers Harriman & Co., in an account at the New Fund’s custodian, Brown Brothers Harriman & Co., awaiting such shareholder’s instructions.

The Trust is a Delaware statutory trust and an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Zacks Investment Management, Inc. (“Zacks” or the “Advisor”) is the investment adviser to the Existing Funds and will be the investment adviser to the New Funds. Ultimus Fund Solutions, LLC is the administrator and fund accountant for the New Funds and the Existing Funds. Brown Brothers Harriman & Co., is the transfer agent for the New Funds and the Existing Funds. Northern Lights Distributors. (the “Distributor”) is the principal distributor of the Existing Funds and the New Funds.

This Information Statement sets forth concisely the information that a shareholder of an Existing Fund should know about the Reorganization and should be retained for future reference. Certain additional relevant documents listed below, which have been filed with the U.S. Securities and Exchange Commission (the “SEC”), are incorporated in whole or in part by reference. (That means that those documents are considered legally to be part of this Information Statement). For a detailed discussion of the investment objectives, policies, risks and restrictions of each Existing Fund, see the Prospectus for each Existing Fund dated April 1, 2026 (File No. 333-232634), which has been filed with the SEC and is incorporated by reference into this Information Statement. For a detailed discussion of the investment objectives, policies, risks and restrictions of each New Fund, see the Prospectus for each New Fund dated July 21, 2026 (File No. 333-232634), which has been filed with the SEC and is incorporated by reference into this Information Statement. A Statement of Additional Information for each Existing Fund dated April 1, 2026 (File No. 333-232634) has been filed with the SEC, and is incorporated by reference into this Information Statement. A Statement of Additional Information for each New Fund dated July 21, 2026 (File No. 333-232634), has been filed with the SEC and is incorporated by reference into this Information Statement. Copies of the Prospectus and Statement of Additional Information for each Existing Fund and New Fund are available upon request and without charge by calling toll-free 1-888-453-4003 or by visiting zacksfunds.com for each Existing Fund or on the New Funds’ website listed below or at www.sec.gov.

Zacks All-Cap Core ETF	https://zacksetfs.com/ALLZ
Zacks Small-Cap Core ETF	https://zacksetfs.com/ZCAP

Reports, proxy materials, and other information concerning the New Funds can also be inspected at the Exchange.

This Information Statement will be mailed on or about [______], 2026, to shareholders of record of each Existing Fund as of [______], 2026 (the “Record Date”).

WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS INFORMATION STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

No person has been authorized to give any information or to make any representations other than those contained in this Information Statement and in the materials expressly incorporated herein by reference and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund.

TABLE OF CONTENTS

SYNOPSIS	1
The Reorganization	1
The Funds	1
Investment Objectives	1
The Funds’ Performance	3
Investment Limitations	3
The Funds’ Purchase, Exchange and Redemption Procedures	3
FEES AND EXPENSES	14
INFORMATION RELATING TO THE REORGANIZATION	15
Description of the Reorganization	15
Costs of Reorganization	16
Federal Income Taxes	16
Capitalization	17
REASONS FOR THE REORGANIZATION	18
SHAREHOLDER RIGHTS	19
General Shareholder Rights	19
Taxes	21
Record Date and Outstanding Shares	22
Security Ownership of Certain Beneficial Owners and Management	22
SHAREHOLDER INQUIRIES	24
EXHIBIT A	1
EXHIBIT B	1

SYNOPSIS

This Synopsis is designed to allow you to compare the current fees, investment objective, policies and restrictions, and distribution, purchase, exchange and redemption procedures of each Existing Fund with those of the corresponding New Fund. This Synopsis is a summary of certain information contained elsewhere in this Information Statement or incorporated by reference into this Information Statement. Shareholders should read this entire Information Statement carefully. For more complete information, please read the Prospectus for each Existing Fund and the Prospectus for the corresponding New Fund.

The Reorganization

Background. Pursuant to the Reorganization Agreement, each Existing Fund will transfer all of its assets and liabilities to the corresponding New Fund in exchange solely for shares of the New Fund. In the Reorganization, your shares of your Existing Fund will be exchanged for shares of the applicable New Fund, which will be exchange traded shares listed on the Exchange.

Each Existing Fund will then distribute the corresponding New Fund’s shares that it receives to its shareholders in complete liquidation. The result of the Reorganization is that shareholders of each Existing Fund will become shareholders of the corresponding New Fund. No contingent deferred sales charges will be imposed in connection with the Reorganization, and there will be no realignment of the Funds’ portfolios in connection with the Reorganization.

The Board of Trustees of the Trust, including the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act, has concluded that the Reorganization would be in the best interests of each of the Existing Funds and its shareholders, and that the interests of existing shareholders in each Existing Fund will not be diluted as a result of the transactions contemplated by the Reorganization or suffer any unfair burden as a result of the Reorganization.

Tax Consequences. The Reorganization is intended to qualify, for U.S. federal income tax purposes, as a tax-free reorganization. If the Reorganization so qualifies, shareholders of the Existing Funds will not recognize a gain or loss in the respective transactions (except with respect to cash, if any, received in lieu of fractional shares). Shareholders should consult their own tax advisors concerning the potential tax consequences of the Reorganization to them, including federal, state, local and foreign income and other tax consequences. Except in the normal course of managing the Existing Funds, the Existing Funds’ adviser does not intend to sell any securities prior to the Reorganization.

Special Considerations and Risk Factors. The investment objective, principal investment strategies, and investment policies of each Existing Fund and the corresponding New Fund are identical. However, the New Funds are exchange-traded funds with their shares bought and sold on an exchange, and the Existing Funds are not, and their shares are bought and sold directly with the Existing Funds. The New Funds are also subject to additional risks specific to ETF s. For a comparison of each Fund’s investment objectives and principal investment strategies, see “Investment Objective” below. For a more complete discussion of the risks associated with the respective Funds, see “Principal Risks” below.

The Funds

Business of the Funds. The Trust is an open-end management investment company organized as a Delaware statutory trust on November 14, 2018. The Trust offers redeemable shares in different series of investment portfolios. The New Funds and Existing Funds are each a series of the Trust. The Zacks All-Cap Core Fund (the “All-Cap Fund”) offers one class of shares designated Institutional Class, and Zacks Small-Cap Core Fund (the “Small-Cap Fund”) offers two classes of shares, designated Institutional Class and Investor Class. The New Funds offer only one class of shares. Shareholders of each class of each Existing Fund will receive shares of the corresponding New Fund.

Investment Objectives

This section will help you compare the investment objectives and principal investment strategies of each Existing Fund with those of the corresponding New Fund. This section also describes the key differences, if any, between the Funds. Please be aware that this is only a brief discussion. More complete information regarding the Funds may be found in each Existing Fund’s prospectus and in the corresponding New Fund’s Prospectus.

1

Existing Funds and New Funds

Investment Objectives:

Existing Fund		New Fund
Zacks All-Cap Core Fund	Capital appreciation and income through dividends.	Zacks All-Cap Core ETF	Same.
Zacks Small-Cap Core Fund	Capital Appreciation	Zacks Small-Cap Core ETF	Same.

Principal Investment Strategies:

Zacks All-Cap Core Fund and Zacks All-Cap Core ETF

The Fund pursues its investment objectives by applying a hybrid research process, which uses both quantitative and qualitative criteria. The Advisor uses the Zacks Rank, a proprietary model, in addition to other multi-factor quantitative models, to quantitatively assess the attractiveness of a large universe of stocks based primarily on an analysis of changing patterns of earnings estimates for a company and identifying companies with improving fundamentals. The primary aim of the Zacks Rank model is to identify those companies most likely to experience positive earnings estimate revisions. The portfolio manager selects stocks with strong earnings potential by combining multi-factor quantitative models with traditional “bottom-up” valuation metrics. Portfolio construction is driven by modern portfolio theory incorporating strict risk controls. Under normal circumstances, the Advisor expects to invest primarily in equity securities with an emphasis on equity securities of U.S. issuers. The Fund seeks to diversify its assets by investing in securities from all recognized industry sectors and industry groups. The Advisor allocates assets opportunistically based on market information and is not constrained by market capitalization or style parameters. Sector, capitalization and style allocations generally result from market trends regarding earnings information.

The Fund is designed to be a “core” fund that seeks to combine both value and growth characteristics. The Fund may invest a significant amount of its assets in one or more sectors from time to time. More than 25% of the Fund’s assets may be invested in the technology sector. The sectors in which the Fund is more heavily invested will vary.

Under normal circumstances, the Fund invests primarily in equity securities of U.S. issuers. The Fund also may invest in equity securities of Canadian issuers and American Depository Receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. In addition, the Fund may lend its portfolio securities to broker-dealers and other institutions as a means of earning additional income.

Zacks Small-Cap Core Fund and Zacks Small-Cap Core ETF

The Fund pursues its investment objective by applying a hybrid research process which uses both quantitative and qualitative criteria. The Advisor uses the Zacks Rank, a proprietary model, in addition to other multi-factor quantitative models to assess the attractiveness of a large universe of stocks based on potential capital appreciation. The primary aim of the quantitative models are to identify those companies most likely to generate positive alpha, or excess return over the market, when adjusted for stock beta, or movement with the market. From a smaller universe of stocks that are highly ranked by the quantitative models, the portfolio manager selects small-cap stocks with attractive risk/return characteristics based on qualitative criteria. Portfolio construction incorporates risk controls.

Under normal circumstances, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in a diversified portfolio of equity securities of small capitalization companies, with an emphasis on equity securities of U.S. issuers. The Fund’s investments in equity securities may include common stock, preferred stock and convertible securities. The Fund considers small capitalization companies to be companies within the range of those companies included in the Russell 2000® Index at the time of purchase. Because small capitalization companies are defined by reference to an index, the range of market capitalization companies in which the Fund invests may vary with market conditions. As of June 30, 2026, the average market capitalization of companies included in the Russell 2000® Index was $4.216 billion and the median market capitalization was $1.176 billion. The Russell 2000® Index is reconstituted semi-annually, to seek to ensure that larger stocks do not distort the performance and characteristics of the Index and that the represented companies continue to reflect small capitalization

2

characteristics.

The Fund is designed to be a “core” fund that seeks to combine both value and growth characteristics within the small-cap universe. The Fund seeks to diversify its assets by investing in securities from all recognized industry sectors and industry groups. The Advisor allocates assets opportunistically based on market information and is not constrained by investment style parameters. Sector and style allocations generally result from a hybrid research process using quantitative and qualitative criteria. The Fund may engage in short-sale transactions up to 25% of its net assets. The Fund’s investment strategy involves active and frequent trading. In addition, the Fund may lend its portfolio securities to broker-dealers and other institutions as a means of earning additional income. The Fund may invest a significant amount of its assets in one or more sectors from time to time. For example, over 25% of the Fund’s assets may be invested in the financial sector and the industrials sector. The sectors in which the Fund is more heavily invested will vary.

Under normal circumstances, the Fund invests primarily in equity securities of U.S. issuers. The Fund also may invest in equity securities of Canadian issuers and American Depository Receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.

How the Funds Compare

Investment Objectives: The investment objective of each Existing Fund and the respective New Fund are identical.

Principal Investment Strategies: The principal investment strategies of each Existing Fund and the respective New Fund is identical.

For a discussion of the risks of investing in each Existing Fund and the corresponding New Fund, please see PRINCIPAL RISKS in this Information Statement.

The Funds’ Performance

Each New Fund will assume the performance history of the applicable Existing Fund.

Investment Limitations

Each Existing Fund’s and the respective New Fund’s fundamental investment limitations are identical.

The Funds’ Purchase, Exchange and Redemption Procedures

Each of the Existing Fund’s and the corresponding New Fund’s purchase, exchange, and redemption procedures and policies regarding frequent trading as well as other features related to investing in the Funds are summarized below. The polices of the Existing Funds and the New Funds with respect to valuation and dividends are identical and materially similar, respectively. A more complete description of each Fund’s policies and procedures can be found in each Existing Fund’s Prospectus and corresponding New Fund’s Prospectus.

Purchase and Redemption of Shares

Existing Funds:

Share Classes Zacks All-Cap Core Fund. The All-Cap Fund offers one class of shares: Institutional Class. As discussed below under Fees and Expenses, the Institutional Class of the All-Cap Fund and the sole class of the corresponding New Fund are offered without an initial sales charge. For the All-Cap Fund, the minimum initial investment in the sole share class is $5,000 for direct regular accounts and automatic investment plans, and $2,000 for direct retirement accounts and gift accounts for minors. The minimum subsequent investment for the sole share class is $1,000 for direct regular accounts and $500 for direct retirement accounts, automatic investment plans, and gift accounts for minors.

Share Classes Zacks Small-Cap Core Fund. The Small-Cap Fund offers two classes of shares: Institutional Class and Investor Class. As discussed below under Fees and Expenses, the Institutional Class and the Investor Class of the Small-Cap Fund and the sole class of the corresponding New Fund are offered without an initial sales charge. For the Small-Cap Fund, the minimum initial investment in the Institutional share class is $5,000 for direct regular accounts and automatic investment plans, and $2,000 for direct retirement accounts and gift accounts for minors. The minimum subsequent investment for the Institutional share class is $1,000 for direct regular accounts and $500 for direct retirement accounts, automatic investment plans, and gift accounts for minors. For the Small-Cap Fund, the minimum initial investment in the Investor share class is $2,500 for direct regular accounts, $1,000 for direct retirement accounts and gift accounts for minors, and $500 for automatic investment plans. The minimum subsequent

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investment for the Investor share class is $100 for direct regular accounts and $50 for direct retirement accounts, automatic investment plans, and gift accounts for minors.

How to Buy Shares. Anyone may purchase shares of the Existing Funds on any day on which the New York Stock Exchange (“NYSE”) is open for trading. Purchases can be made from the Existing Funds by mail, facsimile, telephone, or bank wire. The Existing Funds have also authorized one or more brokers to receive purchase and redemption orders on their behalf and such brokers are authorized to designate other financial intermediaries to receive orders on behalf of the Existing Funds. Such orders will be deemed to have been received by the Existing Funds when an authorized designee, or broker-authorized designee, receives the order, subject to the order being in good form. The orders will be priced at the NAV next computed after the orders are received by the Existing Funds, authorized broker, or broker-authorized designee. Orders received in good form prior to the close of the NYSE (normally 4:00 p.m. Eastern Time) will receive a share price based on that day’s NAV and orders received after the close of the NYSE will receive a price based on the NAV determined at the close of regular trading on the next day that the NYSE is open. Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

Each Existing Fund reserves the right to (i) refuse to accept any request to purchase shares for any reason and (ii) suspend the offering of shares at any time.

How to Redeem Shares. Shareholders can redeem shares of the Existing Funds on any day on which the NYSE is open for trading. The Existing Funds typically expect that it will take up to seven days following the receipt of your redemption request to pay out redemption proceeds; however, the Existing Funds typically expect that the payment of redemption proceeds will be initiated the next business day following the receipt of your redemption request regardless of the method of payment. The Existing Funds may delay forwarding a redemption check for recently purchased shares while the Existing Fund determines whether the purchase payment will be honored. Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the NAV next determined after receipt of the request for redemption will be used in processing the redemption request. The Existing Funds expect to pay redemptions from cash, cash equivalents, proceeds from the sale of additional Fund shares, and then from the sale of portfolio securities or in kind. These redemption payment methods will be used in regular and stressed market conditions. During drastic economic and market changes, telephone redemption privileges may be difficult to implement. The Existing Funds may also suspend redemptions, if permitted by the 1940 Act: (i) for any period during which the NYSE is closed or trading on the NYSE is restricted; (ii) for any period during which an emergency exists as a result of which an Existing Fund’s disposal of its portfolio securities is not reasonably practicable, or it is not reasonably practicable for the Existing Funds to fairly determine the value of its net assets; or (iii) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Existing Funds’ shareholders.

New Funds:

How to Buy Shares. Shares of the New Funds are listed for trading on the Exchange under the symbols ALLZ and ZCAP, respectively. Share prices are reported in dollars and cents per share. Shares can be bought and sold on the secondary market throughout the trading day like other publicly traded shares, and shares typically trade in blocks of less than a Creation Unit. There is no minimum investment required. Shares may only be purchased and sold on the secondary market when the Exchange is open for trading. The Exchange is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When buying or selling shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

You can access recent information, including information on each New Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, on the Funds’ website at http://www.zacksetfs.com/ when available.

An Authorized Participant (an “AP”) may acquire Shares directly from a New Fund, and APs may tender their shares for redemption directly to a New Fund, at NAV per share only in large blocks, or Creation Units, of 10,000 shares. Purchases and redemptions directly with a New Fund must follow the New Funds procedures, which are described in the New Funds’ SAI.

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The New Funds may liquidate and terminate at any time without shareholder approval.

Comparison:

The front-end sales load for the Existing Funds and the New Funds are substantially similar. There are no front-end sales load charges on either the Existing Funds or the New Funds.

Shares of each Existing Fund are purchased in cash directly from the Existing Fund subject to certain minimum investment requirements. Shares of each New Fund may only be purchased directly from the New Fund by APs, in Creation Units, and, usually, in-kind with Deposit Securities. Most shareholders will buy shares of the New Funds on the secondary market. Shares of the Existing Funds are purchased at NAV at the close of regular trading on the NYSE on the days the NYSE is open for trading. Only APs purchasing Creation Units may purchase shares of the New Funds at NAV at the close of trading on the Exchange on the days the Exchange is open. The New Funds are listed for trading in the secondary market on the Exchange, and most shareholders will purchase shares of the New Funds on the Exchange through brokers at its market price, which may be more or less than the NAV of such shares. Shareholders may also incur brokerage commissions and costs attributable to the bid-ask spread when they purchase shares through brokers at market price.

Shares of each Existing Fund are redeemed in cash directly from the Existing Fund. Shares of each New Fund may only be redeemed directly from the New Fund by APs, only in Creation Units, and, usually, in-kind with Redemption Securities. Most shareholders will sell shares of the New Funds on the secondary market. Shares of the Existing Funds are redeemed at NAV at the close of regular trading on the NYSE on the days the NYSE is open for trading. Only APs redeeming Creation Units may redeem shares of the New Funds at NAV at the close of trading on the Exchange on the days the Exchange is open. The New Funds are listed for trading in the secondary market on the Exchange, and most shareholders will redeem shares of the New Funds on the Exchange through brokers at its market price, which may be more or less than the NAV of such shares. Shareholders may also incur brokerage commissions and costs attributable to the bid-ask spread when they sell shares through brokers at market price. None of the Existing Funds have a contingent deferred sales charge on any class of shares and neither do the New Funds on the sole class of their shares.

Automatic Investment Plan.

Existing Funds:

The automatic investment plan enables shareholders to make regular investments on a periodic basis in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Existing Funds will automatically charge the shareholder’s checking account for the amount specified ($25 minimum), which will be automatically invested in shares at the public offering price on shareholder’s chosen date. The shareholder may change the amount of the investment or discontinue the plan at any time by writing the Funds.

New Funds:

The New Funds do not have an automatic investment plan.

Comparison:

The policies regarding Automatic Investment Plans for the Existing Funds and the New Funds are not substantially similar. The Existing Funds have an automatic investment plan, and the New Funds do not have an automatic investment plan.

Exchange Feature.

Existing Funds:

The Existing Funds allow a shareholder to exchange shares of an Existing Fund into the same class of shares of another Zacks Fund. The amount of the exchange must be equal to or greater than the required minimum initial investment of the other fund, as stated in that fund’s prospectus. The exchange may result in realizing either a gain or loss on those shares and the shareholder conducting the exchange will be responsible for paying any applicable taxes. If a shareholder exchanges shares through a broker, the broker may charge the shareholder a transaction fee. A shareholder may exchange shares by sending a written request to the Existing Funds or by telephone. Such written request must include the dollar amount or number of shares to be exchanged, the name(s) on the account and the

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account number(s), and be signed by all shareholders on the account. In order to limit expenses, each Existing Fund reserves the right to limit the total number of exchanges you can make in any year.

New Funds:

The New Funds do not allow shareholders to exchange their New Funds shares for shares of another fund.

Comparison:

The exchange feature for the Existing Funds and the New Funds are not substantially similar. The Existing Funds have an exchange feature, but the New Funds do not have an exchange feature.

Distribution Arrangements.

Existing Funds:

The Trust has adopted a plan of distribution and shareholder services plan with respect to the Investor Class shares of the Small-Cap Fund (the “Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act to pay Northern Lights Distributors, LLC (the “Distributor”) a distribution fee for certain activities relating to the distribution of Investor Class shares to investors and maintenance of shareholder accounts. Pursuant to the Distribution Plan, the Small-Cap Fund may (i) incur certain expenses, including reimbursing the Distributor and others for items such as marketing and other activities reasonably intended to result in sales of shares of the Small-Cap Fund, and/or (ii) pay compensation for providing account maintenance services to the shares of the Small-Cap Fund, including arranging for certain dealers or brokers, administrators, and others to provide them services.

The Distribution Plan provides that the Small-Cap Fund may annually pay the Distributor up to 0.25% of the average daily net assets of the Investor Class shares of such fund. These payments are commonly referred to as “12b-1 fees.” Because the 12b-1 fees are paid out of the Small-Cap Fund’s assets on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales loads. Neither Existing Fund has adopted the Distribution Plan for Institutional Class shares.

New Funds:

Each New Fund has adopted a Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, a Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the New Funds and will not be paid by the New Funds unless authorized by the Board. There are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in a Fund.

Comparison:

The distribution arrangements for the Small-Cap Fund with respect to the Investor Class of shares and the New Funds are substantially similar, while the distribution arrangements for the Institutional Class shares of both Existing Funds and the New Funds are substantially different. Small-Cap Fund has a Distribution Plan for Investor Class shares while neither of the Existing Funds have a distribution plan for the Institutional Class shares. The New Funds have adopted a Distribution Plan but it has not been authorized by the Board nor are there any plans to implement such a plan.

Frequent Trading Policy

Existing Funds:

Frequent purchases and redemptions (“Frequent Trading”) of shares of an Existing Fund may present a number of risks to other shareholders of an Existing Fund. These risks may include, among other things, dilution in the value of shares of an Existing Fund held by long-term shareholders, interference with the efficient management by The Advisor of the Existing Fund’s portfolio holdings, and increased brokerage and administration costs. Due to the potential of a thin market for an Existing Fund; portfolio securities, as well as overall adverse market, economic, political, or other conditions that may affect the sale price of portfolio securities, the Existing Fund could face untimely losses as a result of having to sell portfolio securities prematurely to meet redemptions. Frequent Trading may also increase portfolio turnover which may result in increased capital gains taxes for shareholders of an Existing Fund.

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The Existing Funds discourage and do not accommodate market timing. Frequent trading into and out of the Existing Funds can harm all Existing Fund shareholders by disrupting the Existing Funds’ investment strategies, increasing Existing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Existing Funds are designed for long-term investors and are not intended for market timing or other disruptive trading activities. Accordingly, the Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Existing Fund investments as their financial needs or circumstances change. The Existing Funds currently use several methods to reduce the risk of market timing. These methods include:

•	Committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Existing Funds’ Market Timing Trading Policy;
•	Rejecting or limiting specific purchase requests;
•	Rejecting purchase requests from certain investors; and
•	Assessing a 2.00% redemption fee for shares sold less than 30 days after purchase.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Existing Funds seek to make judgments and applications that are consistent with the interests of the Existing Funds’ shareholders.

Based on the frequency of redemptions in a shareholder’s account, the Advisor or the transfer agent may in its sole discretion determine that your trading activity is detrimental to the Existing Funds as described in the Existing Funds’ Market Timing Trading Policy and elect to reject or limit the amount, number, frequency or method for requesting future purchases or exchanges into the Existing Funds.

The Existing Funds reserve the right to reject or restrict purchase requests for any reason, particularly when the shareholder’s trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Existing Funds nor the Advisor will be liable for any losses resulting from rejected purchase orders. The Advisor may also bar an investor who has violated these policies (and the investor’s financial adviser) from opening new accounts with the Trust, on behalf of the Existing Funds.

Although the Existing Funds attempt to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Existing Funds will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of the Existing Funds. While the Existing Funds will encourage financial intermediaries to apply the Existing Funds’ Market Timing Trading Policy to their customers who invest indirectly in the Existing Funds, the Existing Funds are limited in their ability to monitor the trading activity or enforce the Existing Funds’ Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, the Existing Funds may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Existing Funds’ Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions and monitoring trading activity for what might be market timing, the Existing Funds may not be able to determine whether trading by customers of financial intermediaries is contrary to the Existing Funds’ Market Timing Trading Policy. Brokers maintaining omnibus accounts with the Trust, on behalf of the Existing Funds have agreed to provide shareholder transaction information to the extent known to the broker to the Existing Funds upon request. If the Existing Funds or their transfer agent or shareholder servicing agent suspects there is market timing activity in the account, the Existing Funds will seek full cooperation from the service provider maintaining the account to identify the underlying participant. At the request of the Advisor, the service providers may take immediate action to stop any further short-term trading by such participants.

New Funds:

Shares can only be purchased and redeemed directly from a New Fund in Creation Units by APs, and the vast majority of trading shares occurs on the secondary market. Because the secondary market trades do not directly involve a New Fund, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in a New Fund’s trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with a New Fund, to the extent effected in-kind (i.e.,

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for securities), those trades do not cause the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, those trades could result in dilution to a New Fund and increased transaction costs, which could negatively impact a New Fund’s ability to achieve its investment objective. However, direct trading by APs is critical to ensuring that the shares trade at or close to NAV. Each New Fund also employs fair valuation pricing to minimize potential dilution from market timing. In addition, each New Fund imposes transaction fees on purchases and redemptions of New Fund shares to cover the custodial and other costs incurred by a New Fund in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that a New Fund’s trading costs increase in those circumstances. Given this structure, the Trust has determined that it is not necessary to adopt policies and procedures to detect and deter market timing of a Fund’s shares.

Comparison:

The policies regarding frequent trading for the Existing Funds and the New Funds are not substantially similar. The Existing Funds have a policy not permitting frequent trading, and the New Funds do not have such a policy.

Principal Risks of Investing in the Funds

Each Existing Fund and the corresponding New Fund are subject to identical risks with respect to the Funds’ investments. The “Explanation of Risks” is applicable to each of the Funds as noted in the table below. The “Additional Risks Associated with the New Funds” below relate to the New Funds’ structure as an ETF and are, therefore, only applicable to the New Funds.

Explanation of Risks

Risk	Zacks All-Cap Core ETF	Zacks Small-Cap Core ETF
Cybersecurity	X	X
Equity	X	X
Foreign Investment	X	X
Growth-Oriented Investment Strategies	X	X
Income and Distribution	X	X
Investment Risk	X	X
Lending Portfolio Securities	X	X
Management and Strategy	X	X
Market Capitalization	X
Market	X	X
Market Disruption and Geopolitical	X	X
Portfolio Turnover		X
Quantitative Model	X	X
Sector Focus	X	X
Short Sales		X
Small-Cap Companies	X	X
Value-Oriented Investment Strategies	X	X

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. A cybersecurity incident may disrupt the processing of shareholder transactions, impact the Fund’s ability to calculate its NAVs, and prevent shareholders from redeeming their shares. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

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Equity Risk. The value of equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. The price of common stock of an issuer in the Fund’s portfolio may decline if the issuer fails to make anticipated dividend payments because, among other reasons, the financial condition of the issuer declines. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure in terms of priority with respect to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Foreign Investment Risk. Investments in foreign securities are affected by risk factors generally not thought to be present in the United States. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. Special risks associated with investments in foreign markets include less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, less government supervision of exchanges, brokers and issuers, greater risks associated with counterparties and settlement, and difficulty in enforcing contractual obligations. Changes in exchange rates and interest rates, and the imposition of foreign taxes, sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. The Fund’s investments in depository receipts (including ADRs) are subject to these risks, even if denominated in U.S. dollars, because changes in currency and exchange rates affect the values of the issuers of depository receipts. In addition, the underlying issuers of certain depository receipts, particularly unsponsored or unregistered depository receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Growth-Oriented Investment Strategies Risk. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth securities typically are very sensitive to market movements because their market prices frequently reflect projections of future earnings or revenues, and when it appears that those expectations will not be met the prices of growth securities typically fall. Prices of these companies’ securities may be more volatile than those of other securities, particularly over the short term.

Income and Distribution Risk. The income that shareholders receive from the Fund through annual distributions is based primarily on the dividends and interest the Fund earns from its investments. Dividend payments the Fund receives in respect of its portfolio securities can vary widely over the short and long-term. Dividends on an issuer’s common stock are not fixed but are declared at the discretion of the issuer’s board of directors. There is no guarantee that the issuers of common stocks in which the Fund invests will declare dividends in the future or that if declared they will remain at current levels or increase over time.

Investment Risk. The value of the Fund’s investments, like other market investments, may move up or down, sometimes rapidly and unpredictably. All investments involve risks, including the risk that the entire amount invested may be lost. No guarantee or representation is made that the Fund’s investment objectives will be achieved.

Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of markets, periods of reduced liquidity, greater volatility, general volatility of spreads, an acute contraction in the availability of credit and a lack of price transparency. These volatile and often difficult global market conditions have episodically adversely affected the market values of many securities, and this volatility may continue, and conditions could even deteriorate further. For example, some of the largest banks and companies across many sectors of the economy in the United States and Europe have declared bankruptcy, entered into insolvency, administration or similar proceedings, been nationalized by government authorities, and/or agreed to merge with or be acquired by other banks or companies that had been considered their peers. The long-term impact of these events is uncertain but could continue to have a material effect on general economic conditions, consumer and business confidence, and market liquidity.

Previous pandemics and other widespread public health emergencies, including outbreaks of infectious diseases such as SARS, H1N1/09 flu, avian flu, Ebola and COVID-19, resulted in market volatility and disruption, and future such

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emergencies have the potential to materially and adversely impact economic production and activity in ways that are impossible to predict, all of which may result in significant losses to a Fund’s investments. The extent of any impact on a Fund and the broader market from future such events will depend on many factors, all of which are highly uncertain and may include significant reductions in revenue and growth, unexpected operational losses and liabilities, impairments to credit quality and reductions in the availability of capital. In addition, the operations of a Fund may be significantly impacted as a result of government quarantine measures, restrictions on travel and movement, remote-working requirements and other factors related to public health emergencies.

Lending Portfolio Securities Risk. The Fund may lend its portfolio securities to broker-dealers and banks, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33 1/3% of its total assets. Any such loan must be continuously secured by collateral (cash or U.S. government securities). The securities lending agent will invest cash collateral in short-term investments, which are subject to market depreciation. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in both liquidating the loan collateral and recovering the loaned securities and losses. The collateral (including any investment of cash collateral) is not subject to the percentage limitations on the Fund’s investments described elsewhere in this prospectus.

Management and Strategy Risk. The value of your investment is dependent upon the judgment of the Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Market Capitalization Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion. In addition, large-capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may be more prone to global economic risks. Investing in small-capitalization and mid-capitalization companies generally involves greater risks than investing in large-capitalization companies. Small- or mid-cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or market averages in general. Many small capitalization companies may be in the early stages of development. Since equity securities of smaller companies may lack sufficient market liquidity and may not be regularly traded, it may be difficult or impossible to sell securities at an advantageous time or a desirable price.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. For example, the financial crisis that began in 2007 caused a significant decline in the value and liquidity of many securities; in particular, the values of some sovereign debt and of securities of issuers that invest in sovereign debt and related investments fell, credit became more scarce worldwide and there was significant uncertainty in the markets. More recently, Russia’s invasion of Ukraine and the COVID-19 pandemic have negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Such environments could make identifying investment risks and opportunities especially difficult for the Advisor. In response to the crises, the United States and other governments have taken steps to support financial markets. The withdrawal of this support or failure of efforts in response to a crisis could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Market Disruption and Geopolitical Risk. U.S. market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the conflicts in the Middle East), geopolitical developments (including trading and tariff arrangements, and sanctions), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally). The extent and duration of such events

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and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Funds. These and other similar events could adversely affect the U.S. financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not a Fund invests in securities of issuers with exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted.

Portfolio Turnover Risk. Active and frequent trading of the Fund’s securities may lead to higher transaction costs and may result in a greater number of taxable transactions, which could negatively affect the Fund’s performance. A high rate of portfolio turnover is 100% or more.

Quantitative Model Risk. There are limitations inherent in every quantitative model. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model. Any model may contain flaws the existence and effect of which may be discovered only after the fact or not at all. Even in the absence of flaws, a model may not perform as anticipated. There can be no assurance that use of a quantitative model will enable the Fund to achieve positive returns or outperform the market.

Sector Focus Risk – Zacks All-Cap Core ETF. The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds and thus will be more susceptible to negative events affecting those sectors. The prices of securities of issuers in a particular sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations or monetary and fiscal policies, market sentiment and expectations, availability of basic resources or supplies, or other events that affect that sector more than securities of issuers in other sectors. At times the performance of the Fund’s investments may lag the performance of other sectors or the broader market as a whole. Such underperformance may continue for extended periods of time. More than 25% of the Fund’s assets may be invested in the financial sector. The financial sector has experienced significant losses and a high degree of volatility in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

Sector Focus Risk – Zacks Small-Cap Core ETF. The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds and thus will be more susceptible to negative events affecting those sectors. For example, over 25% of the Fund’s assets may be invested in the financial sector and the industrials sector. The performance of companies in the financial sector may be adversely impacted by many factors, including, among others: government regulations of, or related to, the sector; governmental monetary and fiscal policies; economic, business or political conditions; credit rating downgrades; changes in interest rates; price competition; and decreased liquidity in credit markets. The financial sector has experienced significant losses and a high degree of volatility in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted. The performance of companies in the industrial sector may be adversely impacted by many factors, including, among others: government regulations of, or related to, the sector; world events and economic conditions; insurance costs; and labor relations issues. Companies in the industrial sector can also be cyclical, subject to sharp price movements, and significantly affected by government spending policies.

Short Sales Risk. In connection with a short sale of a security or other instrument, the Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise. If the price of the security or other instrument sold short increases between the date of the short sale and the date on which the Fund replaces the security or other instrument borrowed to make the short sale, the Fund will experience a loss, which is theoretically unlimited since there is a theoretically unlimited potential for the market price of a security or other instrument sold short to increase. By investing the proceeds received from selling securities short, the Fund is employing leverage, which creates special risks. Furthermore, until the Fund replaces a security borrowed, or sold short, it must pay to the lender amounts equal to any dividends that accrue during the period of the short sale. In addition, the Fund will incur certain transaction fees associated with short selling.

Small-Cap Companies Risk. Investing in small-capitalization companies generally involves greater risks than investing in large-capitalization companies. Small-cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market

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movements than securities of larger, more established companies or market averages in general. Many small capitalization companies may be in the early stages of development. Since equity securities of smaller companies may lack sufficient market liquidity and may not be regularly traded, it may be difficult or impossible to sell securities at an advantageous time or a desirable price.

Value-Oriented Investment Strategies Risk. Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value investing is subject to the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive) value stocks generally may be out of favor in the markets.

Additional Risks Associated with the New Funds

Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with a New Fund. A New Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for ETFs, such as a New Fund, that invest in securities that have lower trading volumes.

ETF Structure Risks. The New Funds are structured as ETFs and as a result are subject to the special risks, including:

○	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by each New Fund at NAV only in Creation Units. You may incur brokerage costs purchasing enough shares to constitute a Creation Unit.

○	Trading Issues. An active trading market for each New Fund’s shares may not be developed or maintained. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. If a New Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for a New Fund’s shares.

○	Cash purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, each New Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on a New Fund and impact a New Fund’s NAV if not fully offset by transaction fees paid by the APs.

○	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

■	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of New Fund shares and a Fund’s NAV and lead to wider bid ask spreads.

■	To the extent Authorized Participants exit the business or are unable to process creations or redemptions and no other Authorized Participant can step in to do so, there may be a significantly reduced trading market in a New Fund’s shares, which can lead to differences between the market value of New Fund shares and a New Fund’s NAV.

■	The market price for a New Fund’s shares may deviate from a New Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for New Fund shares than a New Fund’s NAV, which is reflected in
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the bid and ask price for New Fund shares or in the closing price.

■	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for a New Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from a New Fund’s domestic trading day, which could lead to differences between the market value of a New Fund’s hares and a Fund’s NAV.

■	In stressed market conditions, the market for a New Fund’s shares may become less liquid in response to the deteriorating liquidity of a New Fund’s portfolio. This adverse effect on the liquidity of a New Fund’s shares may, in turn, lead to differences between the market value of a New Fund’s shares and a New Fund’s NAV.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent a New Fund from buying or selling certain securities or financial instruments. In these circumstances, a New Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Management Risk. The New Funds are subject to management risk because they are actively managed portfolios. The Advisor’s reliance on its strategy and its judgments about the value and stability of securities in which a Fund invests may prove to be incorrect. The ability of a New Fund to meet its investment objective is directly related to the Advisor’s proprietary investment process. The Advisor’s assessment of the attractiveness, value, and stability of particular investments in which a New Fund invests may prove to be incorrect, and there is no guarantee that a New Fund’s investment strategy will produce the desired results.

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FEES AND EXPENSES

After the Reorganization, you, as a shareholder, will pay the fees assessed by the applicable New Fund. The following tables compare the current fees and expenses of each Existing Fund with those of the corresponding New Fund.

Comparison of Shareholder Fees

Funds	Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	Exchange Fee	Redemption Fee if redeemed within 30 days of purchase (as a % of amount redeemed)
Existing Funds – Institutional Class Shares	None	None	None	2.00%
Small-Cap Fund – Investor Class Shares	None	None	None	None
New Funds	None	None	None	None

Comparison of Annual Operating Expenses
(as a percentage of average net assets)

Zacks All-Cap Core Fund/Zacks All-Cap Core ETF

	Existing Fund – Institutional Class Shares	Pro Forma New Fund
Management Fees	0.80%	0.44%
Distribution and Service (12b-1) Fees	0.00%	[__]%
Other Expenses	.048%	[__]%
Acquired Fund Fees and Expenses	0.01%	[___]%
Total Fund Operating Expenses	1.29%	[__]%
Less Fee Waiver and/or Expense Limitation[1,3]	(0.28)%	[__]%
Total Fund Operating Expenses After Fee Waiver and/or Expense Limitation	1.01%	0.55%

Zacks Small-Cap Core Fund/Zacks Small-Cap Core ETF

	Existing Fund – Institutional Class Shares	Existing Fund – Investor Shares	Pro Forma New Fund
Management Fees	0.90%	0.90%	0.44%
Distribution and Service (12b-1) Fees	0.00%	0.25%	[__]%
Other Expenses	0.60%	0.60%	[__]%
Acquired Fund Fees and Expenses	0.00%	0.00%	[__]%
Total Fund Operating Expenses	1.51%	1.76%	[__]%
Less Fee Waiver and/or Expense Limitation[2,3]	(0.36)%	(0.36)%	[__]%
Total Fund Operating Expenses After Fee Waiver and/or Expense Limitation	1.15%	1.40%	0.55%

1.	The Fund’s adviser, Zacks Investment Management, Inc. (the “Advisor”) has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least April 1, 2027, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities
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sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor))) will not exceed 1.00% of the Fund’s net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the date the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by Zacks Trust’s (the “Trust”) Board of Trustees (the “Board”) on 60 days’ written notice to the Advisor.

2.	The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least April 1, 2027, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor))) will not exceed 1.14% and 1.39% of the average daily net assets of the Institutional Class and Investor Class shares of the Fund, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the date the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by Zacks Trust’s (the “Trust”) Board of Trustees (the “Board”) on 60 days’ written notice to the Advisor.
3.	The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least [__], 2027 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.55% of the Fund’s net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the date the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Zacks Trust’s (the “Trust”) Board of Trustees (the “Board”) on 60 days’ written notice to the Advisor.

Example. You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the New Fund, which are not reflected in the example that follows. This example is intended to help you compare the cost of owning shares of the New Funds with the cost of investing in the Existing Funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through [____], 2027.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Zacks All-Cap Core Fund/Zacks All-Cap Core ETF

	1 Year	3 Years	5 Years	10 Years
Existing Fund – Institutional Class Shares[1]	$103	$381	$680	$1,530
	1 Year	3 Years	5 Years	10 Years
New Fund[1]	$[___]	$[__]	$[____]	$[___]

Zacks Small-Cap Core Fund/Zacks Small-Cap Core ETF

	1 Year	3 Years	5 Years	10 Years
Existing Fund – Institutional Class Shares[1]	$117	$440	$787	$1,765
Existing Fund – Investor Class Shares[1]	$142	$518	$918	$2,038
	1 Year	3 Years	5 Years	10 Years
New Fund[1]	$[____]	$[___]	$[___]	$[__]

INFORMATION RELATING TO THE REORGANIZATION

Description of the Reorganization

The Reorganization Agreement provides that each Existing Fund will transfer all of their assets and liabilities to the respective New Fund. In exchange for the transfer of these assets and liabilities, the New Fund will simultaneously issue shares to the applicable Existing Fund in an amount equal in value to the net asset value of each Existing Fund’s shares. Shares of each New Fund are shares of beneficial interest without par value in the Trust under

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its Agreement and Declaration of Trust and By-Laws. Under the Agreement and Declaration of Trust and By-Laws, the Trust may issue an indefinite number of shares of beneficial interest of each New Fund. Each share of each New Fund represents an equal proportionate interest with other shares of the New Fund. Each share has equal earnings, assets, and voting privileges, and is entitled to dividends and other distributions out of the income earned and gain realized on the assets belonging to the New Fund as authorized by the Board of Trustees. Shares of each New Fund entitles its holders to one vote per full share and fractional votes for fractional shares held. Shares of each New Fund received by each shareholder of the applicable Existing Fund in the Reorganization will be issued at NAV without a sales charge and will be fully paid and non-assessable. Shares have no subscription or preemptive rights. In the event of a liquidation or dissolution of the Trust or a New Fund, shareholders of the New Fund are entitled to receive the assets available for distribution belonging to the New Fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets, if any, not belonging to any particular fund that are available for distribution.

Immediately after the transfer of each Existing Fund’s assets and liabilities, each Existing Fund will make a liquidating distribution pro rata to its shareholders of record of all the corresponding New Fund shares received, so that a holder of shares in each Existing Fund at the Closing Date of the Reorganization will receive a number of shares of the corresponding New Fund with the same net asset value as the shareholder had in each Existing Fund immediately before the Reorganization (and, for some shareholders, cash in lieu of fractional shares, if any). Such distribution will be accomplished by the transfer of applicable New Fund shares credited to the account of each Existing Fund on the books of the New Fund’s transfer agent. Each account will represent the respective pro rata number of full and fractional shares of the New Funds due to the shareholders of each corresponding Existing Fund. If brokers or the transfer agent are not capable of holding fractional shares, the value of fractional shares in the New Funds that would otherwise be issuable to shareholders will be paid to shareholders in cash in redemption of such fractional shares. Any payment of cash for fractional shares in accordance with the Reorganization Agreement will be treated for federal income tax purposes as (x) an exchange of shares of each Existing Fund for shares of the corresponding New Fund (including fractional shares of the New Fund), followed immediately by (y) a redemption of such fractional shares in exchange for cash. All issued and outstanding shares of each Existing Fund will simultaneously be canceled on the books of each Existing Fund.

The New Funds do not currently issue certificates to shareholders. Each Existing Fund’s shareholders will have the right to receive any unpaid dividends or other distributions that were declared by each Existing Fund with respect to shares held on October 30, 2026 (the “Closing Date”). No shares of the New Funds to be issued will have preemptive or conversion rights. No front-end sales loads or contingent deferred sales charges will be imposed in connection with the receipt of such shares by each Existing Fund’s shareholders. Each Existing Fund will then be liquidated and terminated.

The Reorganization Agreement contains customary representations, warranties and conditions designed to ensure that the Reorganization is fair to both parties. The Reorganization Agreement may be terminated if, on the Closing Date, any of the required conditions have not been met or if the representations and warranties are not true or, if at any time prior to the Closing Date of the Reorganization, the Board of Trustees of the Trust determines that the consummation of the transactions contemplated by the Reorganization Agreement is not in the best interest of each Existing Fund’s shareholders.

Costs of Reorganization

The Existing Funds and the New Funds will not pay any costs related to the Reorganization. The costs of Information Statement printing, postage and processing; legal review by legal counsel to the Trust of documents related to the Reorganization; accounting fees, fund start-up costs; conversion fees; legal fees, the cost of preparing the Reorganization Agreement and the information statement on Form N-14 and any other Reorganization costs will be borne by Zacks. The estimated costs of the Reorganization are $115,000.

Federal Income Taxes

The reorganization of each Existing Fund into the corresponding New Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). As such, neither the Existing Funds nor their shareholders will recognize gain or loss as a result of the Reorganization (except with respect to cash, if any, received in lieu of fractional shares). The tax basis of the New Funds shares received will be the same as the basis of the Existing Funds shares exchanged and the holding period of the New Funds shares received will include the holding period of the Existing Funds shares exchanged,

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provided that the shares exchanged were held as capital assets at the time of the Reorganization. As a condition to the closing of the Reorganization, the Trust will receive an opinion from counsel to that effect. No tax ruling from the Internal Revenue Service (“IRS”) regarding the Reorganization has been requested. The opinion of counsel is not binding on the IRS and does not preclude the IRS from adopting a contrary position. The receipt of any cash in respect of fractional shares will be treated as if the shareholder received a fractional share in the New Funds (with a proportionate part of its total tax basis allocated to such fractional share), and then redeemed such fractional share in exchange for cash. Gain (or loss) will be recognized by a shareholder in connection with such a redemption to the extent that the amount of cash received exceeds (or is less than) the portion of such shareholder’s tax basis that is allocable to the fractional share so redeemed. Such gain or loss will be capital gain or loss if the shareholder hold its shares of the Existing Fund as a capital asset, and will be long-term capital gain if its holding period in such shares was more than one year at the time of redemption. Shareholders should consult their own tax advisors concerning any and all potential tax consequences of the Reorganization to them, including federal, state, local and foreign income and other tax consequences.

As of July 23, 2026, the following Existing Funds have capital loss carryforwards as shown below and have no expiration.  The availability of the capital loss carryforwards are not expected to be impacted by the Reorganization.

	Zacks All-Cap Core Fund	Zacks Small Cap Core Fund
Short-Term	$0	$0
Long-Term	$0	$0
Total Capital Loss Carryforward	$0	$0

Capitalization

The following table sets forth, as of [____]: (i) the unaudited capitalization of each class of shares of each Existing Fund (ii) the hypothetical unaudited pro-forma capitalization of the New Funds, and (iii) the unaudited pro-forma combined capitalization of the New Funds after the Reorganization has closed. The capitalizations are likely to be different on the Closing Date as a result of daily share purchase and redemption activity in each Existing Fund and changes in NAV.

Zacks All-Cap Core Fund/Zacks All-Cap Core ETF

Shares of Fund	Net Assets	Adjustment for Reorganization Costs	Adjusted Net Assets	Adjusted Net Asset Value Per Share	Shares Outstanding
Existing Fund
Institutional Class Shares	$[___]	$[___]	$[___]	$[___]	$[___]
New Fund – Proforma	$[___]	$[___]	$[___]	$[___]	$[___]
Adjustment for Shares Outstanding	$[___]	$[___]	$[___]	$[___]	$[___]
Combined Fund Proforma	$[___]	$[___]	$[___]	$[___]	$[___]
*	Results may vary due to rounding

Zacks Small-Cap Core Fund/Zacks Small-Cap Core ETF

Shares of Fund	Net Assets	Adjustment for Reorganization Costs	Adjusted Net Assets	Adjusted Net Asset Value Per Share	Shares Outstanding
Existing Fund
Institutional Class Shares	$[___]	$[___]	$[___]	$[___]	$[___]
Investor Class Shares	$[___]	$[___]	$[___]	$[___]	$[___]
New Fund – Proforma	$[___]	$[___]	$[___]	$[___]	$[___]
Adjustment for Shares Outstanding	$[___]	$[___]	$[___]	$[___]	$[___]
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Combined Fund Proforma	$[___]	$[___]	$[___]	$[___]	$[___]
*	Results may vary due to rounding

REASONS FOR THE REORGANIZATION

At a meeting held on July 20, the Board of Trustees of the Trust approved the proposed Reorganization. The factors shown below reflect the consideration of information presented at the time of the board meeting, which may differ from the updated information presented elsewhere in this Information Statement. At this meeting, representatives of Zacks provided, and the Board of Trustees reviewed, detailed information about the proposed Reorganization. Zacks recommended that the Board approve the Reorganization. Zacks provided information to the Board of Trustees concerning: (i) the specific terms of the Reorganization, including information regarding comparative expense ratios; (ii) the proposed plans for ongoing management, distribution and operation of each Existing Fund and the corresponding New Fund; and (iii) the impact of the Reorganization on each Existing Fund and its shareholders.

The factors considered by the Board with regard to the Reorganization include, but are not limited to, the following:

•	The investment objective and strategy of the Funds would remain the same;
•	The same portfolio management team that currently manages each Existing Fund is expected to manage the corresponding New Fund;
•	There were expected immediate costs savings and potential future cost savings to shareholders from the Reorganization due to a reduction in gross operating expenses through some reduced costs within the ETF;
•	The New Funds’ structure is expected to result in lowered platform fees and transactions costs, which may lead to an increase the Funds’ assets and may allow the Funds to benefit from economies of scale;
•	The New Funds’ structure would be more transparent given the daily publishing of the portfolio holdings;
•	The ability for shareholders to trade the New Funds’ shares during the day at the then current market price rather than the traditional open-end mutual fund structure only trading at the end of the day at the Funds’ net asset value;
•	The tax efficiency of the New Funds’ structure because the New Funds will generally not be compelled to sell investments in transactions in which taxable gains are recognized in order to fund redemptions by shareholders (other than redemptions of Creation Units),
•	The Reorganization is not expected to result in any tax consequence to shareholders (except to the extent that some shareholders receive a cash payment in lieu of receiving fractional shares, which could be taxable to the extent that the cash received exceeds a shareholder’s tax basis allocable to the fractional share that is redeemed); and
•	The Existing Funds and their shareholders will not bear any of the costs of the Reorganization. All costs of the Reorganization are to be paid by Zacks.

For these and other reasons, the Board concluded that, based upon the factors and determinations summarized above, consummation of the Reorganization is in the best interests of each Existing Fund. The approval determinations were made on the basis of each Board member’s business judgment after consideration of all of the factors taken as a whole, though individual Board members may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

A vote of the shareholders of the Existing Funds is not required to approve the Reorganization under Delaware law or under the Trust’s Declaration of Trust. Further, under Rule 17a-8 of the 1940 Act, the Reorganization does not require a vote of the shareholders because:

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(i)       the Existing Funds do not have any policy that, pursuant to Section 13 of the 1940 Act, could not be changed without a vote of a majority of its outstanding voting securities that differs materially from a comparable policy of the New Funds;

(ii)       the New Funds’ advisory fees and advisory contract are not materially different from the advisory fees and advisory contract of the Existing Funds;

(iii)       the Independent Trustees of the Existing Funds who were elected by its shareholders will comprise a majority of the Independent Trustees of the Board overseeing the New Funds; and

(iv)       after the Reorganization, the New Funds will not be authorized to pay fees under a 12b-1 plan that are greater than fees authorized to be paid by the Existing Funds under such a plan.

The Reorganization meets all of these conditions, and, therefore, a vote of shareholders is not required under the 1940 Act. The Board of Trustees of the Trust is composed of three members, two of whom are Independent Trustees. The Board is represented by independent legal counsel.

SHAREHOLDER RIGHTS

The Existing Funds and New Funds are all series of the same Zacks Trust, and as such there are no differences between the rights of shareholders as a result of the Reorganization. Shareholder rights of the Trust are listed below.

General Shareholder Rights

General. The Existing Funds and the New Funds are each a series of the Trust. The Trust is an open-end management investment company that was established as a statutory trust under Delaware law by an Agreement and Declaration of Trust dated November 14, 2018. The Trust is governed by its By-Laws, the Trust’s Agreement and Declaration of the Trust (the “Charter”) and by applicable Delaware law.

Shares. The beneficial interest in the Trust shall at all times be divided into Shares, all without par value. The number of Shares authorized is unlimited. The Board of Trustees may authorize the division of Shares into separate and distinct Series and the division of any Series into separate classes of Shares. The different Series and classes shall be established and designated, and the variations in the relative rights and preferences as between the different Series and classes shall be fixed and determined by the Board of Trustees without the requirement of Shareholder approval.

Voting Requirements. All Shares of the Trust entitled to vote on a matter shall vote on the matter, separately by Series and, if applicable, by class, subject to: (1) where the 1940 Act requires all Shares of the Trust to be voted in the aggregate without differentiation between the separate Series or classes, then all of the Trust’s Shares shall vote in the aggregate; and (2) if any matter affects only the interests of some but not all Series or classes, then only the Shareholders of such affected Series or classes shall be entitled to vote on the matter. The Shareholders shall have power to vote only (i) for the election of Trustees, including the filling of any vacancies in the Board of Trustees, as provided in Article IV, Section 1 of the Charter; (ii) with respect to such additional matters relating to the Trust as may be required by the Charter, the By-Laws, the 1940 Act or any registration statement of the Trust filed with the Commission; and (iii) on such other matters as the Board of Trustees may consider necessary or desirable. The Shareholder of record (as of the record date established pursuant to the Trust’s Declaration of Trust) of each Share shall be entitled to one vote for each full Share, and a fractional vote for each fractional Share. Shareholders shall not be entitled to cumulative voting in the election of Trustees or on any other matter. Shareholders may vote Shares in person or by proxy.

Shareholder Meetings. Meetings of the Shareholders may be held within or outside the State of Delaware. Meetings of the Shareholders of the Trust or a Series may be called by the Board of Trustees, Chairman of the Board or the President of the Trust for any lawful purpose, including the purpose of electing Trustees as provided in Article IV of the Charter, Special meetings of the Shareholders of the Trust or any Series shall be called by the Board of Trustees, Chairman or President upon the written request of Shareholders owning the requisite percentage amount of the outstanding Shares entitled to vote specified in the By-Laws. Whenever ten or more Shareholders meeting the qualifications set forth in Section 16(c) of the 1940 Act, as the same may be amended from time to time, seek the opportunity of furnishing materials to the other Shareholders with a view to obtaining signatures on such a request for a meeting, the Trustees shall comply with the provisions of said Section 16(c) with respect to providing such Shareholders access to the list of the Shareholders of record of the Trust or the mailing of such materials to such

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Shareholders of record, subject to any rights provided to the Trust or any Trustees provided by said Section 16(c). Shareholders shall be entitled to at least seven (7) days’ notice of any meeting.

Election and Term of Trustees. The number of Trustees constituting the Board of Trustees may be fixed from time to time by a written instrument signed, or by resolution approved at a duly constituted meeting, by a majority of the Board of Trustees, provided, however, that the number of Trustees shall in no event be less than one (1) nor more than fifteen (15). The initial Trustee shall be the person named herein. The Board of Trustees, by action of a majority of the then Trustees at a duly constituted meeting, may fill vacancies in the Board of Trustees or remove any Trustee with or without cause. The Shareholders may elect Trustees, including filling any vacancies in the Board of Trustees, at any meeting of Shareholders called by the Board of Trustees for that purpose. A meeting of Shareholders for the purpose of electing one or more Trustees may be called by the Board of Trustees or, to the extent provided by the 1940 Act and the rules and regulations thereunder, by the Shareholders. Shareholders shall have the power to remove a Trustee only to the extent provided by the 1940 Act and the rules and regulations thereunder.

Each Trustee shall serve during the continued lifetime of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner than any of such events, until the next meeting of Shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor. Any Trustee may resign at any time by written instrument signed by him or her and delivered to any officer of the Trust or to a meeting of the Board of Trustees. Such resignation shall be effective upon receipt unless specified to be effective at some later time. Except to the extent expressly provided in a written agreement with the Trust, no Trustee resigning and no Trustee removed shall have any right to any compensation for any period following any such event or any right to damages on account of such events or any actions taken in connection therewith following his or her resignation or removal.

Shareholder Liability. As provided in the Delaware Statutory Trust Act of 2002 (the “DTSA”), Shareholders of the Trust shall be entitled to the same limitation of personal liability extended to stockholders of a private corporation organized for profit under the general corporation law of the State of Delaware.

Liability of Trustees. To the fullest extent that limitations on the liability of Trustees and officers are permitted by the DSTA, the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Trust, out of the Trust Property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a Person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any Shareholder to which such Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VIII of the Charter.

Reorganization. Pursuant to an agreement of merger or consolidation, the Trust, or any one or more Series, may, by act of a majority of the Board of Trustees, merge or consolidate with or into one or more business trusts or other business entities formed or organized or existing under the laws of the State of Delaware or any other state or the United States or any foreign country or other foreign jurisdiction. Any such merger or consolidation shall not require the vote of the Shareholders affected thereby, unless such vote is required by the 1940 Act, or unless such merger or consolidation would result in an amendment of this Declaration of Trust, which would otherwise require the approval of such Shareholders. In accordance with Section 3815(f) of the DSTA, an agreement of merger or consolidation may affect any amendment to this Declaration of Trust or the By-Laws or affect the adoption of a new declaration of trust or by-laws of the Trust if the Trust is the surviving or resulting business trust. Upon completion of the merger or consolidation, the Trustees shall file a certificate of merger or consolidation in accordance with Section 3810 of the DSTA.

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Comparison of Shareholder Rights

The foregoing is only a summary of certain rights of shareholders of the Existing Funds and the New Funds under the Charter and by-laws, state law, and the 1940 Act, and is not a complete description of provisions contained in those sources. Shareholders should refer directly to the provisions of state law, the 1940 Act and rules thereunder for a more thorough description.

Because the Existing Funds and the New Funds are series of the same trust, there are no differences in shareholder rights between the Existing Funds and the New Funds.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state, local and foreign income and other taxes. Below is a summary of certain U.S. federal income tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change, potentially, with retroactive effect. This summary is not applicable to the tax consequences of the Reorganization. The tax-free nature of the Reorganization is discussed above under INFORMATION RELATING TO THE REORGANIZATION – Federal Income Taxes.

New Funds shares are traded throughout the day in the secondary market on a national securities exchange on an intra-day basis and are created and redeemed in-kind and/or for cash in Creation Units at each day’s next calculated NAV. In-kind arrangements are designed to protect ongoing shareholders from the adverse effects on the New Funds’ portfolio that could arise from frequent cash redemption transactions. In a mutual fund, such as each Existing Fund, redemptions can have an adverse tax impact on taxable shareholders if the mutual fund needs to sell portfolio securities to obtain cash to meet net fund redemptions. These sales may generate taxable gains for the ongoing shareholders of the mutual fund, whereas redemptions, and accompanying sales of portfolio securities, are expected to be more limited by the New Funds.

Dividends

The Existing Funds allow shareholders to elect to take dividends from net investment income or capital gains distributions, if any, in cash or reinvest them in additional Existing Funds shares.  No dividend reinvestment service is provided by the New Funds. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of the New Funds for reinvestment of their dividend distribution s. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation there in. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the New Funds purchased in the secondary market.

Distributions in cash may be reinvested automatically in additional whole New Fund shares only if the broker through whom you purchased New Fund shares makes such option available.

For a detailed discussion of the investment objectives, policies, risks and restrictions of each Existing Fund, see the Prospectus for each Existing Fund dated April 1, 2026 (File No. 333-232634), which has been filed with the SEC and is incorporated by reference into this Information Statement. For a detailed discussion of the investment objectives, policies, risks and restrictions of the New Funds, see the Prospectus for the New Funds dated July 21, 2026 (File No. 333-232634), which has been filed with the SEC and is incorporated by reference into this Information Statement. A Statement of Additional Information for each Existing Fund (dated April 1, 2026 (File No. 333-232634), has been filed with the SEC, and is incorporated by reference into this Information Statement. A Statement of Additional Information for the New Funds dated July 21, 2026 (File No. 333-232634), has been filed with the SEC, and is incorporated by reference into this Information Statement. Copies of the Prospectus and Statement of Additional Information for each Existing Fund and the New Funds are available upon request and without charge by calling toll-free 1-888-453-4003 or by visiting https://www.zacksfunds.com for each Existing Fund or on each New Fund’s website listed below or at www.sec.gov.

Zacks All-Cap Core ETF	https://zacksetfs.com/ALLZ
Zacks Small-Cap Core ETF	https://zacksetfs.com/ZCAP

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The Trust is subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, and files reports and other information, including proxy materials and charter documents, with the SEC. Reports, information statements, registration statements and other information filed by the Trust may be inspected without charge and copied at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington, DC 20549, and at the following regional offices of the SEC: Atlanta Regional Office, 950 East Paces Ferry Rd NE, Suite 900, Atlanta, Georgia 30326; Boston Regional Office, 33 Arch Street, 24th Floor, Boston, MA 02110; Chicago Regional Office, 175 West Jackson Boulevard, Suite 1450, Chicago, Illinois 60604; Denver Regional Office, 1961 Stout Street, Suite 1700, Denver, Colorado 80294; Forth Worth Regional Office, 801 Cherry Street, Suite 1900, Unit 18, Fort Worth, TX 76102; Los Angeles Regional Office, 444 South Flower Street, Suite 900, Los Angeles, CA 90071; Miami Regional Office Southeast Regional Office, 801 Brickell Avenue, Suite 1950, Miami, Florida 33131; New York Regional Office, 100 Pearl St., Suite 20-100, New York, NY 10004-2616; Philadelphia Regional Office, 1617 JFK Boulevard, Suite 520, Philadelphia, PA 19103; and San Franciso Regional Office, 44 Montgomery Street, Suite 700, San Francisco, CA 94104. Copies of such materials may also be obtained from the EDGAR Database on the SEC’s Internet site at https://www.sec.gov and the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549 at prescribed rates.

Financial Statements. The financial statements of each Existing Fund for the fiscal year ended November 30, 2025 have been audited by Cohen & Company, Ltd. located at 875 E. Wisconsin Ave., Suite 210, Milwaukee, WI 53202, its independent registered public accounting firm, and are contained in the Annual Report to shareholders. The Trust will furnish, without charge, a copy of the Annual Report and Semi-Annual Report upon request. Requests should be made by calling toll-free 1-888-453-4003 or by visiting https://www.zacksfunds.com. The Annual Reports and Semi-Annual Reports for each Existing Fund also are available on the SEC’s website at www.sec.gov. The New Funds have not yet commenced operations and, therefore, have not produced shareholder reports. The significant accounting policies of the Existing Funds and New Funds are identical.

The Financial Highlights relating to each Existing Fund contained in the Annual Report for the fiscal year ended November 30, 2025 are attached as Exhibit B.

Under the Plan of Reorganization, each Existing Fund is proposed to be reorganized into the corresponding New Fund. Pro forma financial information for the New Funds have not been prepared because the New Funds are newly-organized shells with no assets or liabilities that will commence investment operations upon completion of the Reorganization and continue operations of each Existing Fund. Each Existing Fund will be the accounting survivor of the Reorganization.

Record Date and Outstanding Shares

At the close of business on the Record Date, there were outstanding the following shares of each Existing Fund:

Zacks All-Cap Core Fund	Number of Shares
Institutional Class	[______]

Zacks Small-Cap Core Fund	Number of Shares
Institutional Class	[______]
Investor Class	[______]

At the close of business on the Record Date there were no New Fund shares outstanding.

Security Ownership of Certain Beneficial Owners and Management

As of the Record Date, the officers and Trustees of the Trust, as a group, beneficially owned [___]%of the outstanding shares of each Existing Fund. As of the Record Date, the New Funds had no shares outstanding.

A person who beneficially owns, either directly or indirectly, more than 25% of the voting securities of a series or acknowledges the existence of such control may be presumed to control the Fund. A control person could

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potentially control the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund’s fundamental policies or terms of the investment advisory agreement with Zacks.

As of the Record Date, to the knowledge of the Trustees and management of the Trust, other than as set forth below, no person owned beneficially or of record 5% or more of the outstanding shares of each class of each Existing Fund.

Zacks All-Cap Core Fund

Record (R) or Beneficial (B) Owner Name and Address	Status	Number of Shares	Percentage Ownership of Class	Percentage Ownership of Fund
Institutional Class
LPL FINANCIAL ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121	R	[_______]1	[_______]	[_______]
CHARLES SCHWAB & CO INC ATTN MUTUAL FUNDS OPERATIONS SAN FRANCISCO CA 94104-4122	R	[_______]	[_______]	[_______]
MERRILL LYNCH PIERCE FENNER & SMITH INC 4800 DEER LAKE DR E JACKSONVILLE FL 32246	R	[_______]	[_______]	[_______]
NATIONAL FINANCIAL SERVICES, LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	R	[_______]	[_______]	[_______]

Zacks Small-Cap Core Fund

Record (R) or Beneficial (B) Owner Name and Address	Status	Number of Shares	Percentage Ownership of Class	Percentage Ownership of Fund
Investor Class
LPL FINANCIAL ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121	R	[_______]	[_______]	[_______]
PERSHING LLC P. O. BOX 2052 JERSEY CITY, NJ 07303	R	[_______]	[_______]	[_______]
CHARLES SCHWAB & CO INC ATTN MUTUAL FUNDS OPERATIONS SAN FRANCISCO CA 94104-4122	R	[_______]	[_______]	[_______]
NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	R	[_______]	[_______]	[_______]
Institutional Class
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LPL FINANCIAL ATTN MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121	R	[_______]	[_______]	[_______]
UBS WM USA 610 OMNI ACCOUNT MF ATTN DEPT MGR 1000 HARBOR BLVD WEEHAWKEN, NJ 07086	R	[_______]	[_______]	[_______]
NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	R	[_______]	[_______]	[_______]
CHARLES SCHWAB & CO INC ATTN MUTUAL FUNDS OPERATIONS SAN FRANCISCO CA 94104-4122	R	[_______]	[_______]	[_______]
PERSHING LLC P. O. BOX 2052 JERSEY CITY, NJ 07303	R	[_______]	[_______]	[_______]

SHAREHOLDER INQUIRIES

Shareholder inquiries may be addressed to the Trust by calling 1-888-453-4003.

By Order of the Board of Trustees, Mitch Zacks President Zacks Trust

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EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of [______], 2026, among Zacks Trust, a Delaware statutory trust, with its principal place of business at c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246 (the “Trust”), on behalf of the Zacks All-Cap Core Fund and the Zacks Small-Cap Core Fund (each a “Mutual Fund”), and the Trust, on behalf of the Zacks All-Cap Core ETF and Zacks Small-Cap Core ETF, respectively, (each an “ETF”); and, solely for the purposes of paragraph 6, Zacks Investment Management, Inc., advisor to each ETF and each Mutual Fund (“Zacks”). (The Trust is sometimes referred to herein as an “Investment Company,” and each Mutual Fund and each ETF is each sometimes referred to herein as a “Fund.”) Notwithstanding anything to the contrary contained herein, (1) the agreements, covenants, representations, warranties, actions, and obligations (collectively, “Obligations”) of and by each Fund—and of and by the Investment Company of which that Fund is a series, on that Fund’s behalf—shall be the Obligations of that Fund only, (2) all rights and benefits created hereunder in favor of a Fund shall inure to and be enforceable by the Investment Company of which that Fund is a series, on that Fund’s behalf, and (3) in no event shall any other series of the Trust or the assets thereof be held liable with respect to the breach or other default by an obligated Fund or the Investment Company of its Obligations set forth herein.

The Trust wishes to effect a reorganization described in Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (the “Code”) (all “Section” references are to the Code, unless otherwise noted), separately with respect to each Mutual Fund, and intends this Agreement to be, and adopts it as, a “plan of reorganization” within the meaning of the regulations under the Code (the “Regulations”). Each such reorganization will consist of (1) the sale, assignment, conveyance, transfer and delivery of all of the property and assets of each Mutual Fund to each corresponding ETF in exchange solely for (a) shares of beneficial interest of each ETF (the “ETF Shares”), as described herein, and (b) the assumption by each ETF of all liabilities of each corresponding Mutual Fund, and (2) the subsequent distribution of ETF Shares (which shall then constitute all of the assets of each Mutual Fund) pro rata to the shareholders in exchange for their shares of beneficial interest of each corresponding Mutual Fund (the “Mutual Fund Shares”) in complete liquidation thereof, and (3) terminating each Mutual Fund, all on the terms and conditions set forth herein (all the foregoing transactions involving each Mutual Fund and each corresponding ETF being referred to herein as a “Reorganization”, and collectively as the “Reorganizations”).

The Investment Company’s board of trustees (the “Board”), including a majority of its members who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (“Non-Interested Persons”) of the Investment Company, (1) has duly adopted and approved this Agreement and the transactions contemplated hereby, (2) has duly authorized performance thereof on the Funds’ behalf by all necessary Board action, and (3) has determined that participation in the Reorganization is in the best interests of each Mutual Fund and that the interests of the existing shareholders of each Mutual Fund will not be diluted as a result of the Reorganization.

In consideration of the mutual promises contained herein, the parties agree as follows:

PLAN OF REORGANIZATION AND TERMINATION

Subject to the requisite approvals and the terms and conditions set forth herein, each Mutual Fund shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 (the “Assets”) to each corresponding ETF. In exchange therefor:

Each ETF shall issue and deliver to each corresponding Mutual Fund, as applicable, the number of full and fractional (all references herein to “fractional” shares meaning fractions rounded to the third decimal place) ETF Shares having an aggregate net asset value (NAV) equal to the aggregate NAV of all full and fractional corresponding Mutual Fund Shares then outstanding. If brokers or the transfer agent are not capable of holding fractional ETF shares, the value of such fractional shares will be paid in cash in redemption of such fractional shares. Each Mutual Fund and each ETF agree that any payment of cash for fractional shares in accordance with this Agreement will be treated for federal income tax purposes as (x) an exchange of shares of the Mutual Fund for shares of the corresponding ETF, including fractional shares of such ETF, followed immediately by (y) a redemption of such fractional ETF shares in exchange for cash; and

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Each ETF shall assume all of each corresponding Mutual Fund’s liabilities described in paragraph 1.3 (the “Liabilities”).

Those transactions shall take place at the Closing (as defined in paragraph 2.1).

The Assets shall consist of all assets and property of every kind and nature—including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, and books and records—each Mutual Fund owns at the Effective Time (as defined in paragraph 2.1) and any deferred and prepaid expenses shown as assets on each Mutual Fund’s books at that time.

The Liabilities shall consist of all of each Mutual Fund’s liabilities, whether known or unknown, accrued or contingent, debts, obligations, and duties existing at the Effective Time, excluding any Reorganization Expenses (as defined in paragraph 3.3(f)) borne by Zacks pursuant to paragraph 6.

At the Effective Time (or as soon thereafter as is reasonably practicable), each Mutual Fund shall distribute all ETF Shares it receives pursuant to paragraph 1.1(a) to its shareholders of record determined at the Effective Time (each, a “Shareholder”), in proportion to their Mutual Fund Shares then held of record and in constructive exchange therefor, and shall completely liquidate. That distribution shall be accomplished by the Trust’s transfer agent opening accounts on each ETF’s shareholder records in the name of the appropriate Depository Trust Company (“DTC”) participant for each Shareholder. Pursuant to that transfer, each Shareholder’s account shall be credited with the number of full and fractional ETF Shares having an aggregate NAV equal to the aggregate NAV of Mutual Fund Shares that Shareholder holds at the Effective Time (and cash in lieu of fractional shares, as applicable, to the extent provided in paragraph 1.1(a)). All issued and outstanding Mutual Fund Shares, including any represented by certificates, shall simultaneously be canceled on each Mutual Fund’s shareholder records. The Trust shall not issue certificates representing ETF Shares issued in connection with the Reorganization.

(a) The value of each Mutual Fund’s net assets (the assets to be acquired by each ETF hereunder, net of liabilities assumed by each ETF) shall be the value of such net assets computed as of the Effective Time, using the valuation procedures set forth in each Mutual Fund’s then current prospectus and statement of additional information or such other valuation procedures as may be mutually agreed upon by the parties.

All computations of value and NAV shall be made by Ultimus Fund Solutions, accounting agent for the Funds, in accordance with its regular practice in pricing the shares and assets of each Fund.

Any transfer taxes payable on the issuance and transfer of ETF Shares in a name other than that of the registered holder on each Mutual Fund’s shareholder records of Mutual Fund Shares actually or constructively exchanged therefor shall be paid by the transferee thereof, as a condition of that issuance and transfer.

Any reporting responsibility of each Mutual Fund to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the U.S. Securities and Exchange Commission (“Commission”), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated, except that each ETF shall be responsible for preparing and filing any Form N-PORT or Form N-CSR (including the annual report to shareholders) if the fiscal period relating to such form ended prior to the Effective Time, but as of the Effective Time such form has not yet been filed.

After the Effective Time, each Mutual Fund shall not conduct any business except in connection with its dissolution and termination. As soon as reasonably practicable after distribution of ETF Shares pursuant to paragraph 1.4, but in all events within six months after the Effective Time, (a) each Mutual Fund shall be terminated as a series of the Trust and (b) the Trust shall make all filings and take all other actions in connection therewith necessary and proper to effect each Mutual Fund’s complete dissolution.

CLOSING AND EFFECTIVE TIME

Unless the parties agree otherwise, all acts necessary to consummate the Reorganization (“Closing”) shall be deemed to take place simultaneously as of immediately after the close of business (4:00 p.m., Eastern Time) on or about October 30, 2026 (“Effective Time”). The Closing shall be held at the offices of Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.

The Trust shall direct the custodian of each Mutual Fund’s assets to deliver at the Closing a certificate of an authorized officer (the “Certificate”) stating and verifying that (a) the Assets it holds will be transferred to each corresponding

A-2

ETF at the Effective Time, (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made, and (c) the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by each Mutual Fund to each corresponding ETF, as reflected on each ETF’s books immediately after the Effective Time, does or will conform to that information on each Mutual Fund’s books immediately before the Effective Time.

The Trust shall direct its transfer agent to deliver at the Closing (a) to the Trust, a Certificate (1) verifying that each Mutual Fund’s shareholder records contain each Shareholder’s name and address and the number of full and fractional outstanding Mutual Fund Shares that each such Shareholder owns at the Effective Time and (2) as to the opening of accounts on each ETF’s shareholder records in the name of the appropriate DTC participant for each Shareholder and (b) to the Trust, a confirmation, or other evidence satisfactory to the Trust, that the ETF Shares to be credited to each corresponding Mutual Fund at the Effective Time have been credited to such Mutual Fund’s account on those records.

The Trust shall prepare, within five days before the Closing, a Certificate listing each security, by name of issuer and number of shares, that is being carried on each Mutual Fund’s books at an estimated fair market value provided by an authorized pricing vendor for each Mutual Fund.

At the Closing, the Investment Company shall deliver, on behalf of each Fund, as applicable, (a) bills of sale, checks, assignments, share certificates, receipts, and/or other documents the Investment Company or its counsel reasonably requests and (b) a Certificate in form and substance satisfactory to the recipient, and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated hereby.

REPRESENTATIONS AND WARRANTIES

The Trust, on each Mutual Fund’s behalf, represents and warrants as follows:

The Trust (1) is a statutory trust that is duly organized, validly existing, and in good standing under the laws of the State of Delaware (“Delaware Law”), and its Certificate of Trust is on file with the Secretary of State of Delaware (“Secretary”), (2) is duly registered under the 1940 Act as an open-end management investment company, and (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A;

Each Mutual Fund is a duly established and designated series of the Trust;

The execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of the Trust’s Board; and this Agreement constitutes a valid and legally binding obligation of the Trust, with respect to each Mutual Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;

At the Effective Time, the Trust will have good and marketable title to the Assets for each Mutual Fund’s benefit and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to “securities loans,” as referred to in Section 851(b)(2), or that are restricted to resale by their terms); and on delivery and payment for the Assets, the Trust, on each ETF’s behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including restrictions that might arise under the Securities Act of 1933, as amended (the “1933 Act”);

The Trust, with respect to each Mutual Fund, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Delaware Law, the Trust’s Certificate of Trust, or By-Laws, or any agreement, indenture, instrument, contract, lease, or other undertaking (each, an “Undertaking”) to which the Trust, on each Mutual Fund’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which the Trust, on each Mutual Fund’s behalf, is a party or by which it is bound;

At or before the Effective Time, either (1) all material contracts and other commitments of each Mutual Fund (other than this Agreement and certain investment contracts, including options, futures, forward contracts, and swap agreements) will terminate, or (2) provision for discharge and/or each ETF’s assumption of any liabilities of each corresponding Mutual Fund thereunder will be made, without either Fund’s incurring any penalty with respect thereto

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and without diminishing or releasing any rights the Trust may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;

No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to the Trust’s knowledge, threatened against the Trust, with respect to each Mutual Fund or any of its properties or assets attributable or allocable to each Mutual Fund, that, if adversely determined, would materially and adversely affect each Mutual Fund’s financial condition or the conduct of its business; and the Trust, on each Mutual Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects each Mutual Fund’s business or the Trust’s ability to consummate the transactions contemplated hereby;

Each Mutual Fund’s Statement of Assets and Liabilities, Schedule of Investments, Statement of Operations, and Statement of Changes in Net Assets (each, a “Statement”) at and for the fiscal year ended November 30, 2025, have been audited by Cohen & Co., Ltd., an independent registered public accounting firm, have been furnished to each ETF. Such statements of assets and liabilities and schedules of investments fairly present the financial condition of each Mutual Fund as of the dates thereof, and such statements of operations and changes in net assets fairly reflect the results of its operations and changes in net assets for the periods covered thereby in conformity with generally accepted accounting principles;

Since November 30, 2025, there has not been any material adverse change in each Mutual Fund’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by each Mutual Fund of indebtedness maturing more than one year from the date that indebtedness was incurred; for purposes of this subparagraph, a decline in NAV per Mutual Fund Share due to declines in market values of securities each Mutual Fund holds, the discharge of each Mutual Fund liabilities, or the redemption of Mutual Fund Shares by its shareholders shall not constitute a material adverse change;

To the best of the Trust’s knowledge: all federal and other tax returns, dividend reporting forms, and other tax-related reports (collectively, “Returns”) of each Mutual Fund required by law to have been filed by the Effective Time (including any properly and timely filed extensions of time to file) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on those Returns shall have been paid or provision shall have been made for the payment thereof; no such Return is currently under audit and no assessment has been asserted with respect to those Returns; and each Mutual Fund is in compliance in all material respects with all applicable Regulations pertaining to the reporting of dividends and other distributions on and redemptions of its shares and to withholding in respect thereof and is not liable for any material penalties that could be imposed thereunder;

Each Mutual Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a “regulated investment company” within the meaning of Section 851 et seq. of the Code in respect of the taxable year in which it commenced operations and in each subsequent taxable year, and will continue meeting such requirements at all times through the Effective Time. Each Mutual Fund will not, as of the Effective Time, have any material income or excise tax pursuant to Section 852 or 4982 of the Code. Each Mutual Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties that could be imposed thereunder;

All issued and outstanding Mutual Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding Mutual Fund Shares will, at the Effective Time, be held by the persons and in the amounts set forth on Mutual Fund’s shareholder records, as provided in paragraph 2.3; and Mutual Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Mutual Fund Shares, nor are there outstanding any securities convertible into any Mutual Fund Shares;

Each Mutual Fund incurred the Liabilities, which are associated with the Assets, in the ordinary course of its business;

No Mutual Fund is under the jurisdiction of a court in a “title 11 or similar case” (as defined in Section 368(a)(3)(A));

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Each Mutual Fund’s current prospectus and statement of additional information (1) conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and (2) at the date on which they were issued did not contain, and as supplemented by any supplement thereto dated prior to or at the Effective Time do not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

The information to be furnished by the Trust for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents filed or to be filed with any federal, state, or local regulatory authority (including the Financial Industry Regulatory Authority, Inc. (“FINRA”)) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations; and a combined prospectus/information statement on Form N-14 relating to ETF Shares issuable hereunder, and any supplement or amendment thereto, including therein a prospectus (“N-14”) will, at the Effective Time, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

The Certificate of Trust permits the Trust to vary its shareholders’ investment; the Trust does not have a fixed pool of assets; and each series thereof (including each Mutual Fund) is a managed portfolio of securities, and Zacks has the authority to buy and sell securities for each Mutual Fund;

Each Mutual Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus, except as previously disclosed in writing to the Trust; and

The ETF Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

The Trust, on each ETF’s behalf, represents and warrants as follows:

The Trust (1) is a statutory trust that is duly organized, validly existing, and in good standing under Delaware Law, and its Certificate of Trust is on file with the Secretary, (2) is duly registered under the 1940 Act as an open-end management investment company, and (3) has (or will have after its establishment and effectiveness of each ETF’s registration statement on Form N-1A) the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A;

Each ETF is a duly established and designated series of the Trust. Each ETF was established by the trustees of the Trust in order to effect the transactions described in this Agreement. Each ETF was formed solely for the purpose of consummating the Reorganization with each Mutual Fund, will not hold more than a nominal amount of assets necessary to facilitate its organization and will not carry on any business activities (other than such activities as are customary to the organization of a new series of a registered investment company prior to its commencement of investment operations) between the date hereof and the Effective Time;

The execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of the Trust’s Board; and this Agreement constitutes a valid and legally binding obligation of the Trust, with respect to each ETF, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;

As of the Effective Time, each ETF will have no shares of beneficial interest issued and outstanding prior to the consummation of the Reorganization. On and after the Effective Time, the authorized capital of each ETF will consist of an unlimited number of shares of beneficial interest, no par value per share. ETF Shares to be issued to each Mutual Fund pursuant to this Agreement will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and, except as set forth in such each ETF’s registration statement on Form N-1A, non-assessable by each ETF, and no shareholder of each ETF will have any preemptive right of subscription or purchase in respect thereof. Further, the issuance of such ETF Shares will be in compliance with all applicable federal and state securities laws;

No consideration other than ETF Shares (and each ETF’s assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

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The Trust, with respect to each ETF, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Delaware Law, the Trust’s Certificate of Trust, or any Undertaking to which the Trust, on each ETF’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which the Trust, on each ETF’s behalf, is a party or by which it is bound;

No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to the Trust’s knowledge, threatened against the Trust, with respect to each ETF or any of its properties or assets attributable or allocable to each ETF, that, if adversely determined, would materially and adversely affect each ETF’s financial condition or the conduct of its business; and the Trust, on each ETF’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects each ETF’s business or the Trust’s ability to consummate the transactions contemplated hereby;

Each ETF intends, as successor to the corresponding Mutual Fund: to continue to meet the requirements of Subchapter M of the Code for qualification and treatment as a “regulated investment company” within the meaning of Section 851 et seq. of the Code and to comply in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest and to withholding in respect of dividends and other distributions to shareholders and to avoid any potential material penalties that could be imposed thereunder;

Immediately after the Effective Time, no ETF will be under the jurisdiction of a court in a “title 11 or similar case” (as defined in Section 368(a)(3)(A) of the Code);

The information to be furnished by the Trust for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents filed or to be filed with any federal, state, or local regulatory authority (including FINRA) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations; and the N-14 will, at the Effective Time, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; and

The Certificate of Trust permits the Trust to vary its shareholders’ investment; the Trust will not have a fixed pool of assets; and each series thereof (including each ETF) will be a managed portfolio of securities, and Zacks will have the authority to buy and sell securities for each ETF.

The Trust, on behalf of each Mutual Fund, and the Trust, on behalf of each ETF, respectively, hereby further covenant as follows:

No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, the 1940 Act, or state securities laws, and no consents, approvals, authorizations, or orders of any court are required, for its execution or performance of this Agreement on any Fund’s behalf, except for (1) the Trust’s filing with the Commission of an N-14, and (2) consents, approvals, authorizations, and filings that have been made or received or may be required after the Effective Time;

The fair market value of ETF Shares each Shareholder receives will be equal to the fair market value of its Mutual Fund Shares it actually or constructively surrenders in exchange therefore;

The Shareholders will pay their own expenses (such as fees of personal investment or tax advisers for advice regarding the Reorganization), if any, incurred in connection with the Reorganization;

The fair market value of the Assets will equal or exceed the Liabilities to be assumed by each ETF and those to which the Assets are subject;

None of the compensation received by any Shareholder who or that is an employee of or service provider to each Mutual Fund will be separate consideration for, or allocable to, any of Mutual Fund Shares that Shareholder holds; none of the ETF Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to

A-6

any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm’s-length for similar services; and

None of the Mutual Funds, the ETFs or the Trust shall take any action, or cause any action to be taken (including, without limitation the filing of any Return), that is inconsistent with the treatment, or which causes any Reorganization to fail to qualify, as a “reorganization” with the meaning of Section 368(a)(1)(F) of the Code.

COVENANTS

The Trust covenants to take all action necessary to obtain approval of the transactions contemplated hereby.

The Trust covenants to prepare the N-14 in compliance with applicable federal and state securities laws.

The Trust covenants that it will, from time to time, as and when requested by the other, execute and deliver or cause to be executed and delivered all assignments and other instruments, and will take or cause to be taken any further action(s), it deems necessary or desirable in order to vest in, and confirm to, (a) the Trust, on each ETF’s behalf, title to and possession of all the Assets, and (b) the Trust, on each Mutual Fund’s behalf, title to and possession of ETF Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

The Trust covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and applicable state securities laws it deems appropriate to commence and continue each ETF’s operations after the Effective Time.

Subject to this Agreement, the Trust covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

CONDITIONS PRECEDENT

Each Fund’s obligations hereunder shall be subject to (a) performance by the corresponding Fund of all its obligations to be performed hereunder at or before the Closing, (b) all representations and warranties on behalf of the corresponding Fund contained herein being true and correct in all material respects at the date hereof and, except as they may be affected by the transactions contemplated hereby, at the Effective Time, with the same force and effect as if made at that time, and (c) the following further conditions that, at or before that time:

This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by the Board, on behalf of each Fund;

All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the Trust to carry out the transactions contemplated hereby. The N-14 shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to the Trust’s best knowledge, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act or the 1940 Act. The Commission shall not have issued an unfavorable report with respect to the Reorganization under Section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under Section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) the Trust deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on any Fund’s assets or properties;

At the Effective Time, no action, suit, or other proceeding shall be pending (or, to the Trust’s best knowledge, threatened to be commenced) before any court, governmental agency, or arbitrator in which it is sought to enjoin the performance of, restrain, prohibit, affect the enforceability of, or obtain damages or other relief in connection with, the transactions contemplated hereby;

Each of the Mutual Funds and the ETFs shall have received at or before the Effective Time, an opinion of Greenberg Traurig, LLP (“Greenberg Traurig”) in form and substance reasonably acceptable to the Mutual Funds and the ETFs, as to the matters set forth on Schedule 5.4. In rendering such opinion, Greenberg Traurig may request and rely upon representations contained in certificates of officers of the Mutual Funds, the ETFs and others, and the officers of the Mutual Funds and the ETFs shall use their best efforts to make available such truthful certificates. Such opinion shall contain such limitations as shall be in the opinion of Greenberg Traurig appropriate to render the opinions expressed therein. Subject to receipt of the certificates referenced in this Section 5.4 and absent a change of law or change of

A-7

fact between the date of this Agreement and the Closing, such opinion shall state that each Reorganization will qualify as a “reorganization” under Section 368(a)(1)(F) of the Code.

At any time before the Closing, The Trust may waive any of the foregoing conditions (except those set forth in paragraphs 5.1, 5.2 and 5.4) if, in the judgment of the Board, that waiver will not have a material adverse effect on the applicable Fund’s shareholders’ interests.

EXPENSES

Subject to complying with the representation and warranty contained in paragraph 3.3(f), Zacks shall bear the entirety of the total Reorganization Expenses. The Reorganization Expenses include (1) costs associated with preparing and filing each Mutual Fund’s prospectus supplements and the N-14, and printing and distributing each ETF’s prospectus and the N-14, (2) legal and accounting fees, (3) transfer taxes for foreign securities and (4) any and all incremental Blue Sky fees. Notwithstanding the foregoing, expenses shall be paid by the Fund directly incurring them if and to the extent that the payment thereof by another person would result in that Fund’s disqualification as a regulated investment company under the Code.

ENTIRE AGREEMENT; NO SURVIVAL

The Trust, on behalf of each Mutual Fund, and the Trust on behalf of each ETF, has not made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement of the Trust, on behalf of each Mutual Fund, and the Trust on behalf of each ETF. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

TERMINATION

This Agreement may be terminated at any time at or before the Closing by resolution of either the Board, on behalf of each Mutual Fund, or the Board, on behalf of each ETF, if circumstances should develop that, in the opinion of that Board, make proceeding with the Agreement inadvisable with respect to such Mutual Fund or such ETF, respectively. Any such termination resolution will be effective when made. The termination of this Agreement with respect to each Mutual Fund or each ETF shall it affect the rights and obligations of any party in respect of any breach of this Agreement occurring prior to such termination.

AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust, on behalf of each Mutual Fund, and the Trust, on behalf of each ETF.

SEVERABILITY

Any term or provision hereof that is invalid or unenforceable in any jurisdiction shall, as to that jurisdiction, be ineffective to the extent of that invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions hereof or affecting the validity or enforceability of any of the terms and provisions hereof in any other jurisdiction.

MISCELLANEOUS

This Agreement shall be governed by and construed in accordance with Delaware Law, without giving effect to principles of conflicts of laws; provided that, in the case of any conflict between that law and the federal securities laws, the latter shall govern.

Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than the Trust, on each ETF’s behalf, or the Trust, on each Mutual Fund’s behalf, and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

Notice is hereby given that this instrument is executed and delivered on behalf of the Trust’s trustees solely in their capacities as trustees, and not individually, and that the Trust’s obligations under this instrument are not binding on or enforceable against any of its trustees, officers, shareholders, or series other than the applicable Funds but are only binding on and enforceable against its property attributable to and held for the benefit of such applicable Fund (the “Fund’s Property”) and not the Trust’s property attributable to and held for the benefit of any other series thereof. The Trust, in asserting any rights or claims under this Agreement on its or a Fund’s behalf, shall look only to the corresponding Fund’s Property in settlement of those rights or claims and not to the property of any other series of the Trust or to those trustees, officers, or shareholders.

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This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement and shall become effective when one or more counterparts have been executed by the Trust, on behalf of each Mutual Fund, and the Trust on behalf of each ETF. The headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation hereof.

[Remainder of This Page Intentionally Left Blank]

[Signature Page to Follow]

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IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officer as of the day and year first written above.

ZACKS TRUST, on behalf of the Zacks All-Cap Core Fund and Zacks Small-Cap Core Fund By: Name: Mitch Zacks Its: Trustee
ZACKS TRUST, on behalf of the Zacks All-Cap Core ETF and Zacks Small-Cap Core ETF By: Name: Mitch Zacks Its: Trustee

Solely for purposes of paragraph 6 hereof,

Zacks Investment Management, Inc., advisor to the Zacks All-Cap Core Fund, Zacks Small-Cap Core Fund, Zacks All-Cap Core ETF, and Zacks Small-Cap Core ETF

By:

Name: Mitch Zacks

Its: President and Chief Executive Officer

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Schedule 5.4

Tax Opinion

With respect to each Reorganization:

(i)	The acquisition by the applicable ETF of all of the Assets of the corresponding Mutual Fund, as provided for in the Agreement, in exchange for shares of such ETF and the assumption by the ETF of the Liabilities of such Mutual Fund, followed by the distribution by the Mutual Fund to its shareholders of the shares of the corresponding ETF in complete liquidation of such Mutual Fund, will qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code, and each Mutual Fund and the corresponding ETF each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

(ii)	No gain or loss will be recognized by the Mutual Fund upon the transfer of all of its respective Assets to, and assumption of its Liabilities by, the corresponding ETF in exchange solely for shares of such ETF pursuant to Section 361(a) and Section 357(a) of the Code.

(iii)	No gain or loss will be recognized by the ETF upon the receipt by it of all of the Assets of the corresponding Mutual Fund in exchange solely for the assumption of the Liabilities of such Mutual Fund and the issuance of shares of such ETF pursuant to Section 1032(a) of the Code.

(iv)	No gain or loss will be recognized by the Mutual Fund upon the distribution of shares of the corresponding ETF by such Mutual Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.

(v)	The tax basis of the Assets of the Mutual Fund received by the corresponding ETF will be the same as the tax basis of such Assets in the hands of such Mutual Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.

(vi)	The holding periods of the Assets of the Mutual Fund in the hands of the corresponding ETF will include the periods during which such Assets were held by such Mutual Fund pursuant to Section 1223(2) of the Code.

(vii)	No gain or loss will be recognized by the shareholders of the Mutual Fund upon the exchange of all of their shares of such Mutual Fund for shares of the corresponding ETF pursuant to Section 354(a) of the Code.

(viii)	The aggregate tax basis of the shares of the ETF to be received by each shareholder of the corresponding Mutual Fund will be the same as the aggregate tax basis of the shares of such Mutual Fund exchanged therefor pursuant to Section 358(a)(1) of the Code.

(ix)	The holding period of ETF shares received by a shareholder of the corresponding Mutual Fund will include the holding period of the shares of such Mutual Fund exchanged therefor, provided that the shareholder held such Mutual Fund shares as capital assets on the date of the exchange pursuant to Section 1223(1) of the Code.

(x)	For purposes of Section 381 of the Code, the applicable ETF will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the Income Tax Regulations, the items of the corresponding Mutual Fund described in Section 381(c) of the Code as if there had been no Reorganization, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and, if applicable, the Income Tax Regulations promulgated thereunder. The taxable year of the applicable Mutual Fund will not end as a result of the Reorganization, and the corresponding ETF will be treated as a continuation of such Mutual Fund pursuant to Section 381(b) of the Code.

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EXHIBIT B

FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help you understand the financial performance of each of the Existing Funds for the past five years. Certain information reflects financial results for a single Existing Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in an Existing Fund (assuming reinvestment of all dividends and distributions). The financial data in the tables for the fiscal years ended November 30 has been audited by Cohen & Co., Ltd., an independent registered accounting firm, whose report, along with each Existing Fund’s financial statements, is included in the Existing Funds’ annual report to shareholders. The annual report (File No. 333-232634) is incorporated by reference into the Statement of Additional Information, all of which are available, free of charge, upon request, from the Existing Funds.

Zacks All-Cap Core Fund

Institutional Class Shares
(For a Share Outstanding Throughout the Fiscal Year)

Institutional Class	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2021
Net asset value, beginning of year	$30.94	$28.96	$29.19	$34.17	$28.06
Activity from investment operations:
Net investment income(1)	0.10	0.08	0.15	0.17	0.09
Net realized and unrealized gain (loss) on investments	2.83	8.34	2.72	(3.19)	7.53
Total from investment operations	2.93	8.42	2.87	(3.02)	7.62
Less distributions from:
Net investment income	(0.09)	(0.18)	(0.19)	(0.08)	(0.17)
Net realized gains	(3.51)	(6.26)	(2.91)	(1.88)	(1.34)
Total distributions	(3.60)	(6.44)	(3.10)	(1.96)	(1.51)
Paid-in-Capital From Redemption Fees(1)(3)	—	—	—	—	(0.00)
Net asset value, end of year	$30.27	$30.94	$28.96	$29.19	$34.17
Total return(2)	11.36%	35.97%	11.24%	(9.43)%	28.54%
Net assets, at end of year(000s)	$35,965	$32,851	$39,864	$52,589	$68,944
Ratio of net expenses to average net assets:
Before fees waived/recaptured	1.28%	1.47%	1.35%	1.14%	1.14%
After fees waived/recaptured	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets:
Before fees waived/recaptured	0.08%	(0.17)%	0.21%	0.43%	0.14%
After fees waived/recaptured	0.36%	0.30%	0.56%	0.57%	0.28%
Portfolio Turnover Rate	18%	15%	35%	27%	25%
(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.
(2)	Total returns would have been lower/higher had certain expenses not been waived or absorbed/recovered by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

B-1

Zacks Small-Cap Core Fund

Investor Class Shares
(For a Share Outstanding Throughout the Fiscal Year)

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Investor Class	November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021
Net asset value, beginning of year	$39.12	$31.57	$31.59	$33.36	$24.48
Activity from investment operations:
Net investment income (loss)(1)	(0.06)	(0.09)	(0.04)	0.15	0.01
Net realized and unrealized gain (loss) on investments	(0.38)	9.16	0.17	(1.13)	8.87
Total from investment operations	(0.44)	9.07	0.13	(0.98)	8.88
Less distributions from:
Net investment income	—	—	(0.15)	(0.01)	—
Return of capital	(0.08)	—	—	—	—
Net realized gains	(5.20)	(1.52)	—	(0.78)	—
Total distributions	(5.28)	(1.52)	(0.15)	(0.79)	—
Paid-in-Capital From Redemption Fees(1)	— (3)	— (3)	— (3)	—	— (3)
Net asset value, end of year	$33.40	$39.12	$31.57	$31.59	$33.36
Total return(2)	0.15%	29.63%	0.42%	(3.01)%	36.23%
Net assets, at end of year(000s)	$13,290	$15,931	$14,306	$16,199	$23,092
Ratio of net expenses to average net assets:
Before fees waived/recaptured	1.75%	1.71%	1.89%	1.67%	1.61%
After fees waived/recaptured	1.39%	1.39%	1.39%	1.39%	1.39%
Ratio of net investment income (loss) to average net assets:
Before fees waived/recaptured	(0.57)%	(0.59)%	(0.64)%	0.20%	(0.17)%
After fees waived/recaptured	(0.21)%	(0.27)%	(0.14)%	0.48%	0.05%
Portfolio Turnover Rate	107%	135%	100%	94%	116%
(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.
(2)	Total returns would have been lower/higher had certain expenses not been waived or absorbed/recovered by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(3)	Amount represents less than $0.005 per share.

B-2

Zacks Small-Cap Core Fund

Institutional Class Shares
(For a Share Outstanding Throughout the Fiscal Year)

Institutional Class	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2021
Net asset value, beginning of year	$40.00	$32.18	$32.20	$34.03	$24.91
Activity from investment operations:
Net investment income (loss)(1)	0.01 (4)	(0.01)	0.04	0.23	0.09
Net realized and unrealized gain (loss) on investments	(0.36)	9.35	0.18	(1.15)	9.03
Total from investment operations	(0.35)	9.34	0.22	(0.92)	9.12
Less distributions from:
Net investment income	—	—	(0.24)	(0.13)	—
Return of capital	(0.08)	—	—	—	—
Net realized gains	(5.20)	(1.52)	—	(0.78)	—
Total distributions	(5.28)	(1.52)	(0.24)	(0.91)	—
Paid-in-Capital From Redemption Fees(1)	—	—	— (3)	(0.00)	— (3)
Net asset value, end of year	$34.37	$40.00	$32.18	$32.20	$34.03
Total return(2)	0.43%	29.92%	0.70%	(2.77)%	36.57%
Net assets, at end of year(000s)	$16,590	$19,275	$17,174	$21,595	$25,809
Ratio of net expenses to average net assets:
Before fees waived/recaptured	1.50%	1.46%	1.64%	1.42%	1.36%
After fees waived/recaptured	1.14%	1.14%	1.14%	1.14%	1.14%
Ratio of net investment income (loss) to average net assets:
Before fees waived/recaptured	(0.31)%	(0.35)%	(0.39)%	0.45%	0.08%
After fees waived/recaptured	0.04%	(0.02)%	0.11%	0.73%	0.03%
Portfolio Turnover Rate	107%	135%	100%	94%	116%
(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.
(2)	Total returns would have been lower/higher had certain expenses not been waived or absorbed/recovered by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(3)	Amount represents less than $0.005 per share.
(4)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

.

B-3

STATEMENT OF ADDITIONAL INFORMATION

July 23, 2026

FOR THE REORGANIZATION OF

Zacks All-Cap Core Fund Institutional Class Shares CZOVX	IN EXCHANGE FOR SHARES OF	Zacks All-Cap Core ETF ALLZ
Zacks Small-Cap Core Fund Investor Class Shares ZSCCX Institutional Class Shares ZSCIX		Zacks Small-Cap Core ETF ZCAP
(each a series of Zacks Trust)		(each a series of Zacks Trust)

c/o Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Information Statement/Prospectus dated, [_______], for the Zacks All-Cap Core Fund and the Zacks Small-Cap Core Fund (each, an “Existing Fund” and collectively, the “Existing Funds”) and the Zacks All-Cap Core ETF and the Zacks Small-Cap Core ETF (the “New Funds”), each a series of Zacks Investment Trust (the “Trust”) with respect to an Agreement and Plan of Reorganization (the “Reorganization Agreement”), by and between Zacks, on behalf of each Existing Fund, and Zacks, on behalf of each New Fund. Copies of the Information Statement/Prospectus may be obtained at no charge by calling 1-888-453-4003. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Information Statement/Prospectus.

The proposed transaction will result in: (i) the transfer of all of the assets and liabilities of Zacks All-Cap Core Fund’s Institutional Class shares and Zacks Small-Cap Core Fund’s Investor Class and Institutional Class shares in exchange for shares of the corresponding New Fund; and (ii) the distribution of shares of the corresponding New Fund so received to shareholders of the applicable Existing Fund (the “Reorganization”).

Under the Reorganization, each Existing Fund is proposed to be reorganized into a corresponding New Fund. Pro forma financial information has not been prepared for the Reorganization because each Existing Fund will be reorganized into a corresponding newly organized New Fund with no assets and liabilities that will commence investment operations upon completion of the Reorganization and continue the operations of the applicable Existing Fund.

Further information about each Existing Fund is contained in and incorporated by reference to the Statement of Additional Information for each Existing Fund dated [_____], 2026 (File No. 333-159484), which has been filed with the SEC, and is incorporated by reference into this Information Statement. The audited financial statements and related independent registered public accountants’ report for the Trust contained in the Annual Report to Shareholders for the fiscal year ending November 30, 2025 (File No. 333-232634) are incorporated herein by reference. Copies are available upon request and without charge by calling 1-888-453-4003. Further information about each New Fund is contained in and incorporated by reference to the Statement of Additional Information for the Trust with respect to each New Fund dated [_____], 2026 (File No. 333-232634). The New Funds have not yet commenced operations, so they have not yet produced shareholder reports.

ITEM 15. INDEMNIFICATION.

Article VIII, Section 3 of the Agreement and Declaration of Trust incorporated herein by reference to Registrant’s registration statement on Form N-1A (“Registration Statement”) filed on July 12, 2019 indemnifies its trustees and officers to the full extent permitted by the Delaware Statutory Trust Act of 2002 (12 Del. C. §3801, et seq.), subject only to the provisions of the Investment Company Act of 1940. The Agreement and Declaration of Trust also states that the Trust will not indemnify, hold harmless or protect any officer or trustee from or against any liability to the trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person’s office.

ITEM 16. EXHIBITS.

(1)	Agreement and Declaration of Trust (“Trust Instrument”), is incorporated herein by reference to the Registration Statement filed on July 12, 2019.
(2)	By-Laws are incorporated herein by reference to the Registration Statement filed on July 12, 2019.
(3)	Voting Trust Agreements. None.
(4)	Form of Agreement and Plan of Reorganization of Registrant is incorporated herein by reference to the N-14 filed herewith.
(5)	Articles III and V of the Trust Instrument define the rights of holders of the securities being registered and are incorporated herein by reference to the Registration Statement filed on July 12, 2019.
(6)	Investment Advisory Contracts

(i)       Investment Advisory Agreement between the Registrant and Zacks Investment Management, Inc. with respect to the Zacks Earnings Consistent Portfolio ETF (the “ECP ETF”) is incorporated herein by reference to the Registration Statement filed on August 3, 2021.

(a)     Amended and Restated Appendix A to the Investment Advisory Agreement between the Registrant and Zacks Investment Management, Inc. with respect to the Zacks All-Cap Core Fund, Zacks Small-Cap Core Fund, and Zacks Dividend Fund (the “Zacks Mutual Funds”) is incorporated herein by reference to the Registration Statement filed on August 4, 2023.

(b)    Amended and Restated Appendix A to the Investment Advisory Agreement between the Registrant and Zacks Investment Management, Inc. with respect to the Zacks Small/Mid Cap ETF is incorporated herein by reference to the Registration Statement filed on September 25, 2023.

(c)     Amended and Restated Schedule A to the Investment Advisory Agreement between the Registrant and Zacks Investment Management, Inc. with respect to the Zacks Focus Growth ETF is incorporated herein by reference to the Registration Statement filed on September 9, 2024.

(d)    Amended and Restated Appendix A to the Investment Advisory Agreement between the Registrant and Zacks Investment Management, Inc. with respect to the Zacks Quality International ETF, is incorporated herein by reference to the Registration Statement filed on August 11, 2025.

(e)     Amended and Restated Appendix A to the Investment Advisory Agreement between the Registrant and Zacks Investment Management, Inc. with respect to the Zacks Income ETF and Zacks Preferred Income ETF, is incorporating herein by reference to the Registration Statement filed on May 28, 2026.

(7)	Distribution Agreements

(i)       Distribution Agreement between the Registrant and Northern Lights Distributors, LLC with respect to the Zacks Mutual Funds, is incorporated herein by reference to the Registration Statement filed on August 11, 2025.

(ii)       ETF Distribution Agreement between the Registrant and Northern Lights Distributors, LLC with respect to the ECP ETF, Zacks Small/Mid Cap ETF, Zacks Focus Growth ETF and Zacks Quality International ETF, is incorporated herein by reference to the Registration Statement filed on August 11, 2025.

(a)       ETF Distribution Agreement between the Registrant and Northern Lights Distributors, LLC with respect to the Zacks Income ETF and Zacks Preferred Income ETF, is incorporated herein by reference to the Registration Statement on May 28, 2026.

(8)	Bonus or Profit Sharing Contracts. None.
(9)	Custody Agreements

(i)       Custodian and Transfer Agent Agreement for the ECP ETF with Brown Brothers Harriman & Co. is incorporated herein by reference to the Registration Statement filed on August 3, 2021.

(a)       Amendment to Custodian and Transfer Agent Agreement with Brown Brothers Harriman & Co. for the Zacks Small/Mid Cap ETF is incorporated herein by reference to the Registration Statement filed on September 25, 2023.

(b)       Amendment to Custodian and Transfer Agent Agreement with Brown Brothers Harriman & Co. for the Zacks Focus Growth ETF is incorporated herein by reference to the Registration Statement filed on March 28, 2025.

(c)       Amendment to Custodian and Transfer Agent Agreement with Brown Brothers Harriman & Co. for the Zacks Quality International ETF is incorporated herein by reference to the Registrant’s Registration Statement filed on August 11, 2025.

(d)        Amendment to Custodian and Transfer Agent Agreement with Brown Brothers Harriman & Co. for the Zacks Income ETF and Zacks Preferred Income ETF, is incorporated herein by reference to the Registration Statement filed on May 28, 2026.

(ii)       Custodian Agreement between Registrant and Fifth Third Bank, National Association with respect to the Zacks Mutual Funds is incorporated herein by reference to the Registration Statement filed on August 4, 2023.

(10)	Rule 12b-1 Plans and Rule 18f-3 Plans

(i)       ETF Plan of Distribution Pursuant to Rule 12b-1 for the ECP ETF is incorporated herein by reference to the Registration Statement filed on August 3, 2021.

(a)       Amendment to ETF Plan of Distribution Pursuant to Rule 12b-1 for the Zacks Small/Mid Cap ETF is incorporated herein by reference to the Registration Statement filed on September 25, 2023.

(b)       Amendment to ETF Plan of Distribution Pursuant to Rule 12b-1 for the Zacks Focus Growth ETF is incorporated herein by reference to the Registration Statement filed on September 9, 2024.

(c)       Amendment to ETF Plan of Distribution Pursuant to Rule 12-b1 for the Zacks Quality International ETF, is incorporated herein by reference to the Registration Statement filed on August 11, 2025.

(d)       Amendment to ETF Plan of Distribution Pursuant to Rule 12b-1 for the Zacks Income ETF and Zacks Preferred Income ETF, is incorporated herein by reference to the Registration Statement filed on May 28, 2026.

(ii)       Plan of Distribution Pursuant to Rule 12b-1 for the Zacks Mutual Funds is incorporated herein by reference to the Registration Statement filed on August 4, 2023.

(iii)       Multi-Class Plan Pursuant to Rule 18f-3 for the Zacks Mutual Funds is incorporated herein by reference to the Registration Statement filed on August 4, 2023.

(11)	Opinion and Consent of Counsel.
(12)	Opinion and Consent of Counsel regarding tax matters.
(13)	Material Contracts

(i)       Master Services Agreement between the Registrant and Ultimus Fund Solutions, LLC with respect to the Zacks Mutual Funds is incorporated herein by reference to the Registration Statement filed on August 4, 2023.

(ii)       ETF Master Services Agreement between the Registrant and Ultimus Fund Solutions, LLC with respect to the ECP ETF is incorporated herein by reference to the Registration Statement filed on August 3, 2021.

(a)       Amended and Restated Schedule A to the ETF Master Services Agreement between the Registrant and Ultimus Fund Solutions, LLC with respect to the Zacks Small/Mid Cap ETF is incorporated herein by reference to the Registration Statement filed on September 25, 2023.

(b)       Tailored Shareholder Report Services Addendum to the ETF Master Services Agreement between the Registrant and Ultimus Fund Solutions, LLC is incorporated herein by reference to the Registration Statement filed on September 9, 2024.

(c)       Amended and Restated Schedule A to the ETF Master Services Agreement between the Registrant and Ultimus Fund Solutions, LLC with respect to the Zacks Focus Growth ETF is incorporated herein by reference to the Registration Statement filed on March 28, 2025.

(d)       Amendment to the ETF Master Services Agreement between the Registrant and Ultimus Fund Solutions, LLC is incorporated herein by reference to the Registration Statement filed on March 28, 2025.

(e)       Amended and Restated Schedule A to the ETF Master Services Agreement between the Registrant and Ultimus Fund Solutions, LLC with respect to the Zacks Quality International ETF is incorporated herein by reference to the Registration Statement filed on August 11, 2025.

(f)       Amended and Restated Schedule A to the ETF Master Services Agreement between the Registrant and Ultimus Fund Solutions, LLC with respect to the Zacks Income ETF and Zacks Preferred Income ETF, is incorporated by reference to the Registration Statement filed on May 28, 2026.

(iii)       Expense Limitation Agreement between the Registrant and Zacks Investment Management, Inc., with Respect to the ECP ETF is incorporated herein by reference to the Registration Statement filed on January 27, 2023.

(iv)       Expense Limitation Agreement between the Registrant and Zacks Investment Management, Inc., with Respect to the Zacks Mutual Funds is incorporated herein by reference to the Registration Statement filed on August 4, 2023.

(v)       Expense Limitation Agreement between the Registrant and Zacks Investment Management, Inc. with respect to the Zacks Small/Mid Cap ETF is incorporated herein by reference to the Registration Statement filed on September 25, 2023.

(vi)       Expense Limitation Agreement between the Registrant and Zacks Investment Management, Inc. with respect to the Zacks Focus Growth ETF is incorporated herein by reference to the Registration Statement filed on March 28, 2025.

(vii)       Expense Limitation Agreement between the Registrant and Zacks Investment Management, Inc. with respect to the Zacks Quality International ETF, is incorporated herein by reference to the Registration Statement filed on August 11, 2025.

(viii)       Expense Limitation Agreement between the Registrant and Zacks Investment Management, Inc. with respect to the Zacks Income ETF and Zacks Preferred Income ETF, is incorporated herein by reference to the Registration Statement filed on May 28, 2026.

(14)	Consent of Independent Registered Public Accounting Firm.
(15)	Omitted Financial Statements. None.
(16)	Powers of Attorney for the Trust, and a certificate with respect thereto, and Mitch Zacks, David Kaufman, Stuart Kaufman, and Donald Ralph, are incorporated herein by reference to the Registration Statement filed on May 30, 2024.
(17)

(i)       Prospectus and Statement of Additional Information for each Existing Fund, dated April 1, 2026 are incorporated by reference.

(ii)       Prospectus and Statement of Additional Information for the New Funds, dated July 21, 2026 are incorporated by reference.

(iii)       Annual Report to Shareholders for the fiscal year ended November 30, 2025 for each Existing Fund is incorporated by reference.

(iv)       Semi-Annual Report to Shareholders for the fiscal period ended May 31, 2025, for each Existing Fund is incorporated by reference.

ITEM 17. UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933 [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Zacks Trust, and has duly caused this Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in Denver, Colorado, on July 23, 2026.

Zacks Trust

By:	/s/ Richard Cutshall
Name: Richard Cutshall
Title: Attorney-in-Fact
* Pursuant to Powers of Attorney

Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the dates.

Name	Title	Date
Mitch Zacks *	Trustee, President, and Principal Executive Officer	July 23, 2026
David Kaufman *	Trustee	July 23, 2026
Stuart Kaufman *	Trustee	July 23, 2026
Donald Ralph*	Treasurer, Principal Financial Officer, and Principal Accounting Officer	July 23, 2026

*	Affixed by Richard Cutshall

Attorney-in-Fact - Pursuant to Powers of Attorney previously filed